                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09157
                                                      ---------

                  Eaton Vance California Municipal Income Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09143
                                                      ---------

                   Eaton Vance Florida Municipal Income Trust
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09147
                                                      ---------

                Eaton Vance Massachusetts Municipal Income Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09153
                                                      ---------

                   Eaton Vance Michigan Municipal Income Trust
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09155
                                                      ---------

                  Eaton Vance New Jersey Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09157
                                                      ---------

                   Eaton Vance New York Municipal Income Trust
                   -------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09149
                                                      ---------

                     Eaton Vance Ohio Municipal Income Trust
                     ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09151
                                                      ---------

                 Eaton Vance Pennsylvania Municipal Income Trust
                 -----------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT NOVEMBER 30,2003

[GRAPHIC IMAGE]

EATON VANCE MUNICIPAL INCOME TRUSTS

CALIFORNIA

FLORIDA

MASSACHUSETTS

MICHIGAN

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
   1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

Amid the market volatility and external political shocks of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investor Services, Standard & Poor's and Fitch - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                                     Sincerely,

                                                     /s/ Thomas J. Fetter

                                                     Thomas J. Fetter
                                                     President
                                                     January 7, 2004

SHARES OF THE TRUSTS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR
OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2003
MARKET RECAP

The U.S. economy saw encouaging growth in the year ended November 30, 2003. Consumer spending picked up, as tax cuts added to discretionary incomes. Capital spending - which has been very slow to recover - rebounded somewhat, as companies increased their investment in new technology and machinery. The equity markets, which typically anticipate future economic trends, mounted a strong rally.

SERVICE INDUSTRIES LED THE RECOVERY, WHILE MANUFACTURING IMPROVED SLIGHTLY...

The manufacturing sector showed signs of a modest revival during the period, while service sectors such as health care, tourism and information technology also gained ground. The residential real estate sector remained strong, although the commercial segment continued to lag. Financial services gathered some momentum due to increasing investor confidence and stronger equity markets. Meanwhile, the retail sector benefited from tax cuts enacted earlier in the year, which boosted consumer spending.

WITH INFLATION IN CHECK, THE FEDERAL RESERVE HAS KEPT INTEREST RATES LOW...

The nation's Gross Domestic Product grew 3.3% in the second quarter of 2003, followed by a startling 8.2% rise in the third quarter. The data suggested that an economy plagued by numerous false starts in the past year had finally gained some traction. Typical of an early-stage recovery, however, the labor markets were slow to rebound. The nation's unemployment rate was 5.9% in November 2003. While job growth was generally disappointing, there were signs of incremental hiring in some sectors, including temporary agencies, the financial services sector and smaller companies. The building trades remained strong, as low mortgage rates prompted brisk residential construction.

Inflation, meanwhile, has been modest. Prices for finished goods remained fairly stable, although health care costs continued to rise and prices for manufacturing inputs and commodities such as oil and natural gas remained high. With inflation

[CHART]

MUNICIPAL BOND YIELDS EXCEEDED TREASURY YIELDS

30-YEAR AAA-RATED
GENERAL OBLIGATION (GO) BONDS*         4.87%
TAXABLE EQUIVALENT YIELD
IN 35.0% TAX BRACKET                   7.49%
30-YEAR TREASURY BOND                  5.15%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE TRUSTS' YIELD. STATISTICS AS OF NOVEMBER 30, 2003.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

generally under control, the Federal Reserve has maintained an accommodative monetary policy, holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June.

While signs of a more robust economy have driven a strong rally in the equity markets, the bond markets have given up some of their gains of the past year. Ten-year Treasury bond yields -which had fallen to 3.40% in late May - rose to 4.37% by November 30, 2003, in response to a reviving economy, prompting a market correction. Nonetheless, the Lehman Brothers Municipal Bond Index posted a solidly positive total return of 6.65% for the year ended November 30, 2003.*

STATE TAX RATES HAVE RISEN IN 2003, EVEN AS FEDERAL RATES HAVE BEEN REDUCED...

While federal tax rates were lowered in 2003, the opposite was true of state tax rates. A revenue shortfall has left many state governments with the difficult choice between raising taxes or cutting services. The result has been a widespread trend toward higher income and property taxes. This has left taxpayers with a larger state tax burden and, once again, made a strong case for municipal bonds as one of the few remaining ways to trim one's state tax bill. Therefore, we believe that municipal bonds continue to merit consideration from tax-conscious investors.

*It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Following a prolonged period of stagnant demand, the California economy posted solid growth in 2003. The economy saw especially strong improvement in the manufacturing, service, information technology and commercial construction sectors. The state's November 2003 jobless rate was 6.4%, down from 6.8% a year ago.

- Insured* general obligations (GOs) were the Trust's largest investments at November 30, 2003. These insured* issues represented excellent quality, especially at a time when the state's fiscal woes remained a major concern for taxpayers and investors alike.

- Special tax revenue bonds constituted a major commitment for the Trust. These issues provide California communities a financing mechanism for public facilities that included utilities and road construction projects.

- Insured* water and sewer bonds represented significant investments. These essential service bonds have generally been insulated from economic fluctuations because they represent non-discretionary expenses. These bonds financed California communities' urgent efforts to upgrade their water infrastructure.

- Management continued to adjust coupon structure and upgrade call protection, as market conditions warranted. Coupon structure and call features can have a significant influence on the Trust's performance characteristics.

TRUST STATISTICS(1)

- Number of Issues:                  80
- Effective Maturity:                10.5 years
- Average Rating:                    AA-
- Average Call:                      8.7 years
- Average Dollar Price:              $94.44

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 17.06% for the year ended November 30, 2003. That return was the result of an increase in share price from $13.66 on November 30, 2002, to $14.950 on November 30, 2003, and the reinvestment of $0.963 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 12.31% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.59 on November 30, 2002, to $15.32 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.950, the Trust had a market yield of 6.84% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 11.60%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  57.9%
AA                    4.3%
A                    15.7%
BBB                   7.7%
Non-Rated            14.4%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            17.06%
Life of Trust (1/29/99)              6.12

Average Annual Total Returns (at net asset value)

One Year                            12.31%
Life of Trust (1/29/99)              6.66

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*       23.4%
Special Tax Revenue                  20.8%
Insured - Water & Sewer*             14.9%
Hospital                             14.9%
Insured - Transportation*            14.5%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 41.05% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Florida's economy rebounded in 2003, with the service sector, health care and education quite strong. Tourism was less robust, with job losses in the theme park area. Construction produced new jobs, as low interest rates promoted residential building. The state's jobless rate was 4.7% in November 2003, down from 5.3% a year ago.

- Insured* water and sewer bonds represented the Trust's largest sector weighting at November 30, 2003. These essential services bonds represent high-quality investments that provide financing for Florida's ever-evolving infrastructure needs.

- The Trust had large investments in insured* transportation bonds, which constitute a major portion of Florida municipal issuance. The Trust's investments were well-diversified across the state and included bonds for ports, turnpikes, expressways and county airport authorities.

- Insured* special tax revenue bonds were among the Trust's largest sector weightings. These bonds are secured by the levy of special assessments - as opposed to property taxes - by local governments. The levies help defray costs on improvements or infrastructures that benefit local property owners.

- Amid continued low interest rates, management upgraded the Trust's call protection. Faced with the prospect of a faster pace of refundings, management believes that call protection remains an important strategic aspect for municipal bond investors.

TRUST STATISTICS(1)

- Number of Issues:                  72
- Effective Maturity:                10.9 years
- Average Rating:                    AA
- Average Call:                      6.7 years
- Average Dollar Price:              $103.77

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 14.67% for the year ended November 30, 2003. That return was the result of an increase in share price from $14.40 on November 30, 2002, to $15.455 on November 30, 2003, and the reinvestment of $0.995 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 12.65% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.73 on November 30, 2002, to $15.53 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.455, the Trust had a market yield of 6.70% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 10.31%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  64.5%
AA                   10.2%
A                     5.3%
BBB                   3.4%
Non-Rated            16.6%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            14.67%
Life of Trust (1/29/99)              6.92

Average Annual Total Returns (at net asset value)

One Year                            12.65%
Life of Trust (1/29/99)              7.03

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Water & Sewer*             24.6%
Insured - Transportation*            22.7%
Insured - Special Tax Revenue*       13.7%
Special Tax Revenue                  12.2%
Insured - Miscellaneous*             11.5%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 35.00% combined federal and state intangibles tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. Macintosh
Portfolio Manager

MANAGEMENT DISCUSSION

- The Massachusetts economy took steps toward recovery in 2003, as rising demand for technology and improving financial markets boosted the state's leading industries. A strong residential building climate lifted the construction sector. The state's November 2003 jobless rate was 5.4%, the same level as a year ago, but below the national rate.


- Education bonds were the Trust's largest sector weighting at November 30, 2003. Management focused on high quality bonds from some of the Commonwealth's finest educational resources.

- The Trust was increasingly selective within the hospital sector, which is the subject of widespread credit concerns. Amid lower reimbursements and an uncertain outlook for Medicare, the Trust focused on institutions with sound fundamentals that management believed are likely to emerge in an increasingly competitive industry.

- Insured* general obligations constituted a major investment for the Trust and a representative geographical mix. Issuers included Westfield in western Massachusetts, Plymouth in the eastern part of the Commonwealth and Martha's Vineyard Land Bank from the Islands.

- Management adjusted the Trust's coupon structure, especially within the hospital sector. Management also continued its efforts to update call protection. The pace of bond calls has picked up in a lower rate environment.

TRUST STATISTICS(1)

- Number of Issues:                  60
- Effective Maturity:                10.3 years
- Average Rating:                    AA-
- Average Call:                      7.8 years
- Average Dollar Price:              $100.65

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 5.91% for the year ended November 30, 2003. That return was the result of a decrease in share price from $15.51 on November 30, 2002, to $15.400 on November 30, 2003, and the reinvestment of $0.973 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 14.33% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.35 on November 30, 2002, to $15.38 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.400, the Trust had a market yield of 6.64% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 10.79%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  49.5%
AA                    9.1%
A                    18.6%
BBB                  13.1%
BB                    1.0%
Non-Rated             8.7%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                             5.91%
Life of Trust (1/29/99)              6.70

Average Annual Total Returns (at net asset value)

One Year                            14.33%
Life of Trust (1/29/99)              6.67

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Education                            36.3%
Hospital                             18.9%
Insured - Education*                 17.0%
Insured - General Obligations*       12.4%
Insured - Transportation*            10.5%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 38.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Michigan's economy made uneven steps toward recovery in 2003. Manufacturing remained mixed, although the state's auto manufacturing sector gained ground in the fall months. The building trades remained strong, as residential construction activity responded to low interest rates. The state's November 2003 jobless rate was 7.0%, up from 6.1% a year ago.

- Hospital bonds were the Trust's largest sector weighting at November 30, 2003. In a competitive hospital environment, management emphasized institutions they believe are well-regarded and whose in-demand health care specialities and financial soundness give them a competitive advantage in their markets.

- Insured* general obligations (GOs) and uninsured GOs provided a high-quality investment in a still-recovering economy. The Trust's investments were focused primarily on school district and local board of education issues, which typically have stable revenues, a characteristic valued by investors.

- The Trust had significant investments in insured* special tax revenue bonds. These bonds provide communities with creative funding alternatives and were used to finance hotel and development projects in the Detroit metropolitan area.

- Management continued to make adjustments to coupon structure to improve the Trust's performance characteristics. Management also continued to focus on call protection. In a low interest rate climate, call protection has proved increasingly important.

TRUST STATISTICS(1)

- Number of Issues:                  53
- Effective Maturity:                10.0 years
- Average Rating:                    AA
- Average Call:                      7.5 years
- Average Dollar Price:              $100.66

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 19.82% for the year ended November 30, 2003. That return was the result of an increase in share price from $13.94 on November 30, 2002, to $15.635 on November 30, 2003, and the reinvestment of $0.982 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 13.06% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.40 on November 30, 2002, to $15.24 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.635, the Trust had a market yield of 6.22% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 9.97%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  57.9%
AA                    4.3%
A                    16.5%
BBB                   9.5%
Non-Rated            11.8%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            19.82%
Life of Trust (1/29/99)              7.12

Average Annual Total Returns (at net asset value)

One Year                            13.06%
Life of Trust (1/29/99)              6.56

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Hospital                             32.9%
Insured - General Obligation*        24.1%
General Obligations                  16.5%
Insured - Special Tax Revenue*       11.6%
Industrial Development Revenue       11.3%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 37.60% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. Macintosh
Portfolio Manager

MANAGEMENT DISCUSSION

- The New Jersey economy showed positive trends in 2003. Job growth picked up in a number of areas, with notable further gains in manufacturing. While retailing has seen uneven growth, residential construction has remained robust. The state's November 2003 jobless rate was 5.5%, down from 6.0% a year ago and below the national rate.

- Insured* transportation bonds remained the Trust's largest sector weighting at November 30, 2003. Local port and turnpike authorities are among the state's largest issuers and are important components of the state's transportation matrix.

- Hospital bonds represented major investments for the Trust. Management emphasized institutions they believed were most competitive within their local market. These included acute care facilities across the state, as well as facilities that provided health care specialties, such as care for cardiac and lung-related ailments.

- Management found some unique opportunities in new issues. For example, insured* lease revenue issues for the Garden State Preservation Trust provided funding for a land preservation project. The bonds were unusual in that they have fairly long maturities for non-callable, zero coupon bonds - a rarity in today's market - which increases their convexity, giving them better trading characteristics.

- Management also found selected opportunities in Puerto Rico bonds. The Trust's Puerto Rico holdings included issues for highways, infrastructure repair, education, and electric utilities.

TRUST STATISTICS(1)

- Number of Issues:                  68
- Effective Maturity:                10.8 years
- Average Rating:                    AA-
- Average Call:                      9.0 years
- Average Dollar Price:              $102.58

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 14.75% for the year ended November 30, 2003. That return was the result of an increase in share price from $14.40 on November 30, 2002, to $15.415 on November 30, 2003, and the reinvestment of $1.018 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 15.81% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.06 on November 30, 2002, to $15.19 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.415, the Trust had a market yield of 6.93% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 11.39%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  52.9%
AA                    6.2%
A                    13.8%
BBB                  12.5%
BB                    1.0%
B                     1.1%
Non-Rated            12.5%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            14.75%
Life of Trust (1/29/99)              6.93

Average Annual Total Returns (at net asset value)

One Year                            15.81%
Life of Trust (1/29/99)              6.61

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*            26.7%
Hospital                             20.5%
Insured - General Obligations*       16.0%
Transportation                       13.7%
Education                            12.5%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 39.14% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- The New York economy showed positive trends in 2003. The manufacturing sector continued to give encouraging signals with a pick-up in hiring. Meanwhile, the state's key securities industry has seen some job growth accompanying an improvement in industry profits. The state's November 2003 jobless rate was 6.1%, down from 6.3% a year ago.

- Insured* transportation bonds were the Trust's largest weighting at November 30, 2003 and included several segments of the state's transportation complex, including bonds for bridges and tunnels, the New York and New Jersey port authority and regional airport authorities.

- As essential services, electric utilities provided a solid income source. With the state experiencing strong power demand, local utilities have needed to upgrade and expand facilities. Management believes the bonds offer good quality from well-regarded New York issuers.

- Management continued to update the Trust's coupon distribution to reflect the sharp decline in interest rates. The Trust took advantage of selected Puerto Rico bonds to make structural adjustments and increase diversification.

- Call protection remained a priority of the Trust. Management sought to eliminate bonds with poor call features in favor of those with more call protection. Maintaining adequate call protection typically allows bonds to participate more fully in market rallies.

TRUST STATISTICS(1)

- Number of Issues:                  66
- Effective Maturity:                9.9 years
- Average Rating:                    AA-
- Average Call:                      8.2 years
- Average Dollar Price:              $107.63

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 18.34% for the year ended November 30, 2003. That return was the result of an increase in share price from $13.99 on November 30, 2002, to $15.460 on November 30, 2003, and the reinvestment of $1.026 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 13.94% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.86 on November 30, 2002, to $15.81 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.460, the Trust had a market yield of 6.73% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 11.22%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  41.1%
AA                   17.3%
A                    22.6%
BBB                   6.7%
Non-Rated            12.3%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            18.34%
Life of Trust (1/29/99)              6.97

Average Annual Total Returns (at net asset value)

One Year                            13.94%
Life of Trust (1/29/99)              7.46

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Transportation*            15.7%
Electric Utilities                   13.3%
Hospital                             13.2%
Transportation                       12.6%
Insured - Hospital*                  11.3%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 40.01% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE OHIO MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
MANAGEMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- Ohio's economy made progress in 2003, reflecting a newly confident consumer sector. While slow to recover, manufacturing saw gradually rising demand in some segments. Residential construction remained strong, with modest improvement on the commercial side. The state's November 2003 jobless rate was 5.7%, up from 5.6% a year ago.

- Insured* general obligations represented the Trust's largest sector weighting at November 30, 2003. The Trust's investments focused on school district bonds of cities and towns management believes are in sound financial condition and have relatively strong economic underpinnings.

- In an increasingly competitive market, Ohio hospitals have faced the need to reduce overhead and restructure operations. Management has focused the Trust's hospital investments on institutions that, in management's opinion, have contained costs while improving the delivery of health care services.

- The Trust had significant investments in industrial development revenue (IDR) bonds. The Trust's IDR investments were diversified among some of the nation's leading airlines, air freight delivery, auto manufacturers and beverage companies.

- Insured* special tax revenue bonds were again a major commitment for the Trust. These issues provided Ohio counties an alternative method to meet the demands of growing communities and finance new infrastructure projects.

TRUST STATISTICS(1)

- Number of Issues:                  53
- Effective Maturity:                10.8 years
- Average Rating:                    AA-
- Average Call:                      8.9 years
- Average Dollar Price:              $102.46

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 14.12% for the year ended November 30, 2003. That return was the result of an increase in share price from $14.73 on November 30, 2002 to $15.715 on November 30, 2003, and the reinvestment of $0.999 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 13.92% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.15 on November 30, 2002, to $15.07 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.715, the Trust had a market yield of 6.42% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 10.68%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  47.0%
AA                   14.2%
A                    15.7%
BBB                  10.5%
BB                    1.6%
Non-Rated            11.0%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            14.12%
Life of Trust (1/29/99)              7.16

Average Annual Total Returns (at net asset value)

One Year                            13.92%
Life of Trust (1/29/99)              6.24

For federal income tax purposes, 99.85% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - General Obligations*       22.0%
Hospital                             21.8%
Industrial Development Revenue       20.4%
Insured - Special Tax Revenue*       12.4%
Insured - Transportation*            11.0%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are sub-ject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 39.88% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003 MANAGEMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- The Pennsylvania economy rebounded in 2003. The service sector again generated the lion's share of job creation, especially in education, health care and local government. While manufacturing lost jobs since last year, orders have risen in recent months. The Commonwealth's November 2003 jobless rate was 5.2%, down from 5.9% a year ago.

- Insured* education bonds constituted the Trust's largest sector weighting at November 30, 2003, including some of Pennsylvania's finest universities. Colleges and universities generally tend to enjoy stable enrollment and revenues, irrespective of the economic environment.

- The Trust had major investments in insured* general obligations. These bonds provided secure income together with diversification among a variety of school districts.

- Management had large investments in essential services bonds, including insured* sewer revenue issues. These issues funded sewer and wastewater facilities, vital projects for Pennsylvania's future growth.

- The Trust focused on maintaining good credit quality - its average quality rating was AA. Given the low interest rate environment, the Trust continued to emphasize non-callable bonds and bonds with favorable call characteristics. The calling of older, higher-coupon bonds has made call protection an important consideration for investors.

TRUST STATISTICS(1)

- Number of Issues:                  64
- Effective Maturity:                8.4 years
- Average Rating:                    AA
- Average Call:                      6.3 years
- Average Dollar Price:              $101.69

THE TRUST

PERFORMANCE FOR THE PAST YEAR

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 22.05% for the year ended November 30, 2003. That return was the result of an increase in share price from $13.96 on November 30, 2002, to $15.98 on November 30, 2003, and the reinvestment of $0.943 in regular monthly dividends.(3)

- Based on net asset value, the Trust had a total return of 13.72% for the year ended November 30, 2003. That return was the result of an increase in net asset value from $14.26 on November 30, 2002, to $15.21 on November 30, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $15.98, the Trust had a market yield of 6.28% at November 30, 2003.(4) The Trust's market yield is equivalent to a taxable yield of 9.94%.(5)

[CHART]

RATING DISTRIBUTION(1),(2)

By total investments

AAA                  65.4%
A                    13.8%
BBB                   9.8%
BB                    2.2%
CCC                   1.7%
Non-Rated             7.1%

TRUST INFORMATION
AS OF NOVEMBER 30, 2003

PERFORMANCE(6)

Average Annual Total Returns (by share price, American Stock Exchange)

One Year                            22.05%
Life of Trust (1/29/99)              7.49

Average Annual Total Returns (at net asset value)

One Year                            13.72%
Life of Trust (1/29/99)              6.40

For federal income tax purposes, 100% of the total dividends paid by the Trust from net investment income during the year ended November 30, 2003 was designated as an exempt interest dividend.

[CHART]

FIVE LARGEST CATEGORIES(1)

By net assets applicable to common shares

Insured - Education*                 22.7%
Insured - General Obligations*       16.8%
Insured - Water & Sewer*             15.5%
Insured - Transportation*            15.3%
Insured - Hospital*                  15.2%

(1) Trust Statistics, Rating Distribution and Five Largest Categories are subject to change.

(2) Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

(3) A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

(4) The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(5) Taxable-equivalent yield assumes maximum 36.82% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(6) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares.

  * Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

     Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

CALIFORNIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS


TAX-EXEMPT INVESTMENTS -- 150.1%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
EDUCATION -- 9.3%

  $     1,000   California Educational Facilities Authority,
                (Dominican University), 5.75%, 12/1/30                                $     1,035,510
          500   California Educational Facilities Authority,
                (Pepperdine University), 5.00%, 11/1/29                                       506,345
        1,850   California Educational Facilities Authority,
                (Santa Clara University), 5.00%, 9/1/23                                     1,951,417
        4,000   California Educational Facilities Authority,
                (Stanford University), 5.125%, 1/1/31                                       4,089,640
        2,500   California Educational Facilities Authority, (University of
                Southern California), 5.50%, 10/1/27                                        2,656,225
-----------------------------------------------------------------------------------------------------
                                                                                      $    10,239,137
-----------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.0%

  $     2,425   Foothill/Eastern Transportation Corridor Agency,
                Escrowed to Maturity, 0.00%, 1/1/20                                   $     1,138,392
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,138,392
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.3%

  $     2,200   California State General Obligation, 5.00%, 2/1/21                    $     2,218,370
        1,100   California State General Obligation, 5.25%, 4/1/30                          1,103,234
        3,500   California State General Obligation, 5.50%, 11/1/33                         3,603,705
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,925,309
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 14.9%

  $     2,000   California Health Facilities Financing Authority,
                (Cedars-Sinai Medical Center), 6.25%, 12/1/34                         $     2,149,260
          750   California Infrastructure and Economic Development,
                (Kaiser Hospital), 5.50%, 8/1/31                                              765,450
        1,650   California Statewide Communities Development Authority,
                (Kaiser Permanente), 5.50%, 11/1/32                                         1,681,020
        1,750   California Statewide Communities Development Authority,
                (Sonoma County Indian Health), 6.40%, 9/1/29                                1,647,047
        1,500   California Statewide Communities Development Authority,
                (Sutter Health), 5.50%, 8/15/28                                             1,535,835
        1,500   Duarte, COP, (City of Hope), 5.25%, 4/1/24                                  1,475,040
        1,000   Stockton Health Facilities Authority, (Dameron Hospital),
                5.70%, 12/1/14                                                              1,053,690
        2,000   Tahoe Forest Hospital District, 5.85%, 7/1/22                               1,968,940
        2,000   Torrance Hospital, (Torrance Memorial Medical Center),
                5.50%, 6/1/31                                                               2,042,880
        2,000   Washington Township, Health Care District,
                5.25%, 7/1/29                                                               2,035,600
-----------------------------------------------------------------------------------------------------
                                                                                      $    16,354,762
-----------------------------------------------------------------------------------------------------

HOUSING -- 2.4%

  $     1,000   California Statewide Communities Development Authority,
                (Corporate Fund for Housing), 6.50%, 12/1/29                          $       965,980
          500   California Statewide Communities Development Authority,
                (Corporate Fund for Housing), 7.25%, 12/1/34                                  492,120
          783   Commerce, (Hermitage III Senior Apartments),
                6.50%, 12/1/29                                                                736,687
          444   Commerce, (Hermitage III Senior Apartments),
                6.85%, 12/1/29                                                                414,548
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,609,335
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%

  $     1,250   California Pollution Control Financing Authority,
                (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29                              $     1,339,225
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,339,225
-----------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.8%

  $     3,270   California Educational Facilities Authority, (Pooled
                College and University), (MBIA), 5.10%, 4/1/23                        $     3,370,487
        3,000   California University, (AMBAC), 5.00%, 11/1/33                              3,057,210
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,427,697
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 13.1%

  $     3,250   California Pollution Control Financing Authority,
                (Southern California Edison Co.), (MBIA), (AMT),
                5.55%, 9/1/31                                                         $     3,453,970
        2,500   California Pollution Control Financing Authority, PCR,
                (Pacific Gas and Electric), (MBIA), 5.35%, 12/1/16                          2,666,350
        4,000   Puerto Rico Electric Power Authority, (FSA),
                Variable Rate, 7/1/29(1)(2)                                                 4,400,280
          665   Puerto Rico Electric Power Authority, (MBIA),
                Variable Rate, 7/1/29(2)(3)                                                   764,816
        3,000   Sacramento Municipal Electric Utility District, (FSA),
                5.00%, 8/15/28                                                              3,066,750
-----------------------------------------------------------------------------------------------------
                                                                                      $    14,352,166
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.5%

  $     5,130   Foothill/Eastern Transportation Corridor Agency,
                Escrowed to Maturity, (FSA), 0.00%, 1/1/26                            $     1,645,088
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,645,088
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 23.4%

  $     3,650   Burbank Unified School District, (FGIC), 0.00%, 8/1/18                $     1,828,796
        1,650   California RITES, (AMBAC), Variable Rate, 11/1/19(1)(2)                     2,013,379
        1,600   California State General Obligation, (AMBAC),
                5.00%, 2/1/28                                                               1,674,496

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

  $     6,425   Foothill-De Anza Community College District, (MBIA),
                0.00%, 8/1/20                                                         $     2,845,697
        3,000   Foothill-De Anza Community College District, (MBIA),
                0.00%, 8/1/21                                                               1,244,190
        3,750   Los Angeles Unified School District, (FGIC),
                5.375%, 7/1/25                                                              3,984,862
        5,000   Murrieta Valley Unified School District, (FGIC),
                0.00%, 9/1/20                                                               2,205,200
        2,500   Puerto Rico General Obligation, (FSA), Variable Rate,
                7/1/27(2)(3)                                                                3,016,175
        9,635   San Ramon Valley Unified School District, (FGIC),
                0.00%, 7/1/18(4)                                                            4,846,501
        4,500   Ukiah Unified School District, (FGIC), 0.00%, 8/1/20                        2,038,725
-----------------------------------------------------------------------------------------------------
                                                                                      $    25,698,021
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.5%

  $     3,200   California Statewide Communities Development Authority,
                (Children's Hospital Los Angeles), (MBIA),
                5.25%, 8/15/29                                                        $     3,332,352
        1,245   California Statewide Communities Development Authority,
                (Sutter Health), Residual Certificates, (FSA), Variable Rate,
                8/15/27(2)(3)                                                               1,570,169
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,902,521
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 7.1%

  $     9,000   Anaheim Public Financing Authority, (Public
                Improvements), (FSA), 0.00%, 9/1/17                                   $     4,746,420
       11,500   Anaheim Public Financing Authority, (Public
                Improvements), (FSA), 0.00%, 9/1/28                                         3,048,650
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,795,070
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.7%

  $       250   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/07(1)(2)                                           $       260,820
          525   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/28(3)                                                      559,083
-----------------------------------------------------------------------------------------------------
                                                                                      $       819,903
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 14.5%

  $     2,500   Los Angeles County Metropolitan Transportation Authority,
                (FGIC), 5.25%, 7/1/30                                                 $     2,632,475
        2,300   Port Oakland, (MBIA), (AMT), 5.375%, 11/1/25                                2,372,680
        2,515   Puerto Rico Highway and Transportation Authority,
                (AMBAC), Variable Rate, 1/1/19(2)(3)                                        2,689,793
  $     1,750   Puerto Rico Highway and Transportation Authority,
                (FSA), 4.75%, 7/1/38                                                  $     1,760,010
        6,000   San Francisco, (Bay Area Rapid Transportation District),
                (FGIC), 5.50%, 7/1/34                                                       6,509,220
-----------------------------------------------------------------------------------------------------
                                                                                      $    15,964,178
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 14.9%

  $     5,000   Contra Costa County, Water District, (MBIA),
                5.00%, 10/1/24                                                        $     5,054,400
        6,250   East Bay Municipal Utilities District Water System,
                (MBIA), 5.00%, 6/1/38                                                       6,334,813
        3,200   Metropolitan Water District, (Southern California
                Waterworks), (MBIA), Variable Rate, 7/1/27(2)(3)                            3,285,728
        4,850   Santa Rosa Wastewater, (AMBAC), 0.00%, 9/1/23                               1,747,067
-----------------------------------------------------------------------------------------------------
                                                                                      $    16,422,008
-----------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 6.4%

  $     4,000   Sacramento City, Financing Authority, 5.40%, 11/1/20                  $     4,462,040
        2,500   San Diego County, Certificates of Participation,
                5.375%, 10/1/41                                                             2,585,100
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,047,140
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.3%

  $     1,500   California Statewide Communities Development
                Authority, (East Valley Tourist Development Authority),
                8.25%, 10/1/14                                                        $     1,413,960
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,413,960
-----------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 20.8%

  $     1,500   Bonita Canyon Public Facilities Financing Authority,
                5.375%, 9/1/28                                                        $     1,484,670
        1,600   Brentwood Infrastructure Financing Authority,
                6.375%, 9/2/33                                                              1,644,208
        1,750   Capistrano Unified School District, 5.75%, 9/1/29                           1,753,623
        1,665   Corona, Public Financing Authority, 5.80%, 9/1/20                           1,668,147
        1,000   Corona-Norco Unified School District Public Financing
                Authority, 6.125%, 9/1/31                                                   1,014,980
        1,590   Fontana Redevelopment Agency, (Jurupa Hills),
                5.60%, 10/1/27                                                              1,611,513
        1,405   Lincoln Public Financing Authority, Improvement
                Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25                            1,456,339
          600   Manteca Unified School District, 5.80%, 9/1/24                                603,288
          750   Murrieta Valley Unified School District, 6.20%, 9/1/35                        751,485
        2,465   Oakland Joint Powers Financing Authority, 5.40%, 9/2/18                     2,617,362
          995   Oakland Joint Powers Financing Authority, 5.50%, 9/2/24                     1,043,178

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

  $       700   Rancho Cucamonga Public Financing Authority,
                6.00%, 9/2/20                                                         $       726,047
        1,245   Roseville Special Tax, 6.30%, 9/1/25                                        1,283,545
        1,325   San Pablo Redevelopment Agency, 5.65%, 12/1/23                              1,362,683
        1,500   Santa Margarita Water District, 6.20%, 9/1/20                               1,548,900
          250   Santaluz Community Facilities District No. 2,
                6.10%, 9/1/21                                                                 255,438
          500   Santaluz Community Facilities District No. 2,
                6.20%, 9/1/30                                                                 510,480
          500   Turlock Public Financing Authority, 5.45%, 9/1/24                             501,555
        1,000   Whittier Public Financing Authority, (Greenleaf Avenue
                Redevelopment), 5.50%, 11/1/23                                              1,016,520
-----------------------------------------------------------------------------------------------------
                                                                                      $    22,853,961
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%

  $     1,170   Port Redwood City, (AMT), 5.125%, 6/1/30                              $     1,126,511
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,126,511
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 150.1%
  (IDENTIFIED COST $155,191,636)                                                      $   165,074,384
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.6%                                                $     3,919,941
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (53.7)%                                                               (59,003,071)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                      $   109,991,254
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 57.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.3% to 21.0% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 151.0%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
EDUCATION -- 1.5%

  $     1,000   Volusia County Educational Facilities Authority,
                (Embry Riddle Aeronautical), 5.75%, 10/15/29                          $       983,400
-----------------------------------------------------------------------------------------------------
                                                                                      $       983,400
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.1%

  $     2,000   Jacksonville Electric Authority,
                Variable Rate, 10/1/32(1)(2)                                          $     2,044,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,044,500
-----------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.2%

  $     2,500   Escambia County, Health Facilities Authority,
                (Charity Obligation Group), Prerefunded to 11/1/10,
                5.00%, 11/1/28                                                        $     2,752,625
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,752,625
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.5%

  $       350   Florida Board of Education, 4.75%, 6/1/28                             $       348,841
        1,250   Florida State General Obligation,
                Variable Rate, 7/1/27(1)(2)                                                 1,283,425
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,632,266
-----------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.5%

  $       350   Osceola County IDA Community Provider Pooled Loan,
                7.75%, 7/1/17                                                         $       353,853
-----------------------------------------------------------------------------------------------------
                                                                                      $       353,853
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 11.5%

  $     1,250   Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36                     $     1,301,275
        1,750   Lakeland Hospital System, (Lakeland Regional Health
                System), 5.50%, 11/15/32                                                    1,774,745
        2,000   Orange County Health Facilities Authority, (Adventist
                Health System), 5.625%, 11/15/32                                            2,054,320
        1,000   South Miami Health Facility Authority, (Baptist Health),
                5.25%, 11/15/33                                                             1,011,900
        1,400   West Orange Health Care District, 5.80%, 2/1/31                             1,434,552
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,576,792
-----------------------------------------------------------------------------------------------------

HOUSING -- 3.5%

  $     1,630   Escambia County Housing Finance Authority, SFM,
                (Multi-County Program), (AMT), 5.50%, 10/1/31                         $     1,676,618
          500   Florida Capital Projects Finance Authority, Student
                Housing Revenue, (Florida University), 7.75%, 8/15/20                         511,020
           85   Florida Capital Projects Finance Authority, Student
                Housing Revenue, (Florida University), 9.50%, 8/15/05                          84,752
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,272,390
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.4%

  $       913   Broward County IDR, (Lynxs Cargoport), (AMT),
                6.75%, 6/1/19                                                         $       836,621
        1,000   Capital Trust Agency, (Fort Lauderdale Project), (AMT),
                5.75%, 1/1/32                                                                 945,100
          650   Puerto Rico Port Authority, (American Airlines), (AMT),
                6.25%, 6/1/26                                                                 429,481
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,211,202
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.7%

  $     1,600   Burke County Development Authority (Georgia Power Co.),
                (MBIA), 5.45%, 5/1/34                                                 $     1,620,704
        1,100   Guam Power Authority, (MBIA), 5.125%, 10/1/29                               1,135,981
        2,750   Jupiter Island, Utility System, (South Martin Regional
                Utility), (MBIA), 5.00%, 10/1/28                                            2,799,060
          750   Puerto Rico Electric Power Authority, (FSA),
                Variable Rate, 7/1/29(1)(2)                                                   825,052
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,380,797
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.3%

  $       650   Dade County, Professional Sports Franchise Facility,
                (MBIA), Escrowed to Maturity, 5.25%, 10/1/30                          $       705,731
        1,250   Tampa Bay Water Utility System, (FGIC), Prerefunded to
                10/1/11, 5.75%, 10/1/29                                                     1,474,675
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,180,406
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.7%

  $     1,500   Puerto Rico General Obligation, (FSA),
                Variable Rate, 7/1/27(2)(3)                                           $     1,809,705
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,809,705
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 5.6%

  $     1,000   Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC),
                5.25%, 11/15/37                                                       $     1,026,130
        1,350   Miami Dade County Health Facilities Authority, (Miami
                Children's Hospital), (AMBAC), 5.125%, 8/15/26                              1,388,110
        1,250   South Miami Health Facility Authority, (Baptist Health),
                (AMBAC), 5.25%, 11/15/33                                                    1,300,200
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,714,440
-----------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.7%

  $     1,100   Broward County Housing Finance Authority, Multifamily
                Housing, (Venice Homes Apartments), (FSA), (AMT),
                5.70%, 1/1/32                                                         $     1,123,287
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,123,287
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 11.5%

  $     4,000   Miami-Dade County, (Professional Sport Franchise),
                (MBIA), 4.75%, 10/1/30                                                $     3,984,720
        3,500   Orange County Tourist Development, (AMBAC),
                5.125%, 10/1/30                                                             3,609,970
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,594,690
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 13.7%

  $     2,500   Dade County Convention Center Special Tax, (AMBAC),
                5.00%, 10/1/35                                                        $     2,527,250
          970   Dade County, Special Obligation Residual Certificates,
                (AMBAC), Variable Rate, 10/1/35(2)(3)                                       1,001,709
        2,250   Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30                            2,292,975
        1,470   Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22                             1,806,101
        1,395   Miami-Dade County, Special Obligation, (MBIA),
                5.00%, 10/1/37                                                              1,413,735
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,041,770
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 22.7%

  $     2,250   Florida Ports Financing Commission, (FGIC),
                5.50%, 10/1/29                                                        $     2,377,260
        3,700   Florida Turnpike Authority, (Department of Transportation),
                (FGIC), 4.50%, 7/1/27(4)                                                    3,599,138
        1,500   Greater Orlando Aviation Authority, (FGIC), (AMT),
                Variable Rate, 4/1/13(2)(3)                                                 1,708,710
          650   Lee County Airport, (FSA), 6.00%, 10/1/29                                     728,201
          500   Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25                              536,900
        1,000   Massachusetts Turnpike Authority, Metropolitan Highway
                System, (MBIA), 5.00%, 1/1/37                                               1,008,220
        1,000   Miami-Dade County Expressway Authority, (FGIC),
                5.125%, 7/1/29                                                              1,032,930
  $     1,000   Orlando and Orange County Expressway Authority,
                (FGIC), 5.00%, 7/1/28                                                 $     1,017,530
        1,250   Puerto Rico Highway and Transportation Authority,
                (MBIA), 5.50%, 7/1/36                                                       1,388,188
        1,165   Puerto Rico Highway and Transportation Authority,
                (MBIA), Variable Rate, 1/1/19(2)(3)                                         1,558,502
-----------------------------------------------------------------------------------------------------
                                                                                      $    14,955,579
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 24.6%

  $     3,000   Marco Island Utility System, (MBIA), 5.00%, 10/1/33                   $     3,064,140
        1,500   Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30                             1,579,515
        1,000   Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25                         1,020,540
        1,250   Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28                    1,272,300
        4,000   Sunrise Utilities Systems, (AMBAC), 5.00%, 10/1/28                          4,143,400
        1,500   Tampa Bay Water Utility System, (FGIC),
                Variable Rate, 10/1/27(1)(2)                                                1,500,930
        3,650   Winter Haven Utilities System, (MBIA), 4.75%, 10/1/28                       3,644,489
-----------------------------------------------------------------------------------------------------
                                                                                      $    16,225,314
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 2.3%

  $       500   Capital Trust Agency, (Seminole Tribe Convention),
                8.95%, 10/1/33                                                        $       586,270
          750   Capital Trust Agency, (Seminole Tribe Convention),
                10.00%, 10/1/33                                                               931,680
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,517,950
-----------------------------------------------------------------------------------------------------

NURSING HOME  -- 2.3%

  $       850   Okaloosa County Retirement Rental Housing, (Encore
                Retirement Partners), 6.125%, 2/1/14                                  $       756,075
          265   Orange County Health Facilities Authority, (Westminster
                Community Care), 6.60%, 4/1/24                                                204,970
          735   Orange County Health Facilities Authority, (Westminster
                Community Care), 6.75%, 4/1/34                                                567,141
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,528,186
-----------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.2%

  $     1,500   Lee County IDA, (Shell Point Village), 5.50%, 11/15/29                $     1,438,980
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,438,980
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 12.2%

  $       165   Fleming Island Plantation Community Development
                District, 6.30%, 2/1/05                                               $       165,805
          325   Heritage Harbour South Community Development District,
                6.20%, 5/1/35                                                                 326,963
          625   Heritage Harbour South Community Development District,
                (Capital Improvements), 5.40%, 11/1/08                                        629,400
          890   Heritage Springs Community Development District,
                6.75%, 5/1/21                                                                 916,771
          915   Longleaf Community Development District,
                6.65%, 5/1/20                                                                 800,451
          750   North Springs Improvement District, (Heron Bay),
                7.00%, 5/1/19                                                                 787,710
        1,000   Northern Palm Beach County Improvement District,
                (Water Control and Improvement), 6.00%, 8/1/25                              1,017,200
          600   Sterling Hill Community Development District,
                6.20%, 5/1/35                                                                 601,560
          500   Stoneybrook West Community Development District,
                7.00%, 5/1/32                                                                 523,030
          920   University Square Community Development District,
                6.75%, 5/1/20                                                                 962,762
          470   Vista Lakes Community Development District,
                7.20%, 5/1/32                                                                 501,208
          750   Waterlefe Community Development District,
                6.95%, 5/1/31                                                                 780,698
-----------------------------------------------------------------------------------------------------
                                                                                      $     8,013,558
-----------------------------------------------------------------------------------------------------

WATER AND SEWER -- 6.3%

  $     2,000   Jacksonville, Water and Sewer, 5.375%, 10/1/29                        $     2,025,360
        2,000   Seminole County, Water and Sewer, 5.375%, 10/1/22                           2,118,240
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,143,600
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 151.0%
  (IDENTIFIED COST $94,457,877)                                                       $    99,495,290
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                                $     1,910,193
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (53.9)%                                                               (35,503,071)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                      $    65,902,412
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 63.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.4% to 22.4% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 149.2%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
EDUCATION -- 36.3%

  $       500   Massachusetts Development Finance Agency,
                (Belmont Hill School), 5.00%, 9/1/31                                  $       505,155
        2,000   Massachusetts Development Finance Agency,
                (Boston University), 5.45%, 5/15/59                                         2,052,720
        1,000   Massachusetts Development Finance Agency,
                (Clark University), 5.00%, 7/1/28                                             995,050
          500   Massachusetts Development Finance Agency,
                (Massachusetts College of Pharmacy), 5.75%, 7/1/33                            495,405
          600   Massachusetts Development Finance Agency,
                (Middlesex School), 5.00%, 9/1/33                                             604,794
          500   Massachusetts Development Finance Agency,
                (Mount Holyoke College), 5.25%, 7/1/31                                        519,795
        1,000   Massachusetts Development Finance Agency,
                (Suffolk University), 5.85%, 7/1/29                                         1,023,980
          400   Massachusetts Development Finance Agency,
                (Western New England College), 6.125%, 12/1/32                                408,544
        1,500   Massachusetts Development Finance Agency,
                (Wheeler School), 6.50%, 12/1/29                                            1,581,360
        1,000   Massachusetts Development Finance Agency,
                (Xaverian Brothers High School), 5.65%, 7/1/29                              1,014,100
        2,000   Massachusetts HEFA, (Boston College), 5.125%, 6/1/33                        2,048,840
        2,500   Massachusetts HEFA, (Massachusetts Institute
                of Technology), 4.75%, 1/1/28                                               2,504,475
          200   Massachusetts HEFA, (Wellesley College), 5.125%, 7/1/39                       204,494
          500   Massachusetts IFA, (Babson College), 5.25%, 10/1/27                           510,315
          400   Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28                       404,616
-----------------------------------------------------------------------------------------------------
                                                                                      $    14,873,643
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.5%

  $     1,000   Massachusetts IFA, (Devens Electric System),
                6.00%, 12/1/30                                                        $     1,040,530
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,040,530
-----------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.9%

  $     1,450   Rail Connections, Inc., (Route 128 Parking), (ACA),
                Prerefunded to 7/1/09, 0.00%, 7/1/20                                  $       618,932
        3,720   Rail Connections, Inc., (Route 128 Parking), (ACA),
                Prerefunded to 7/1/09, 0.00%, 7/1/22                                        1,392,880
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,011,812
-----------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 5.3%

  $     1,000   Massachusetts Development Finance Agency,
                (Biomedical Research Corp.), 6.25%, 8/1/20                            $     1,069,970
  $       510   Massachusetts Development Finance Agency,
                (MCHSP Human Services), 6.60%, 8/15/29                                $       456,348
          700   Massachusetts HEFA, (Learning Center for Deaf Children),
                6.125%, 7/1/29                                                                639,863
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,166,181
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 18.9%

  $     1,000   Massachusetts HEFA, (Baystate Medical Center),
                5.75%, 7/1/33                                                         $     1,035,910
          400   Massachusetts HEFA, (Berkshire Health System),
                6.25%, 10/1/31                                                                412,864
          500   Massachusetts HEFA, (Caritas Christi), 6.25%, 7/1/22                          479,880
          175   Massachusetts HEFA, (Central New England
                Health Systems), 6.30%, 8/1/18                                                170,172
        1,100   Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31                        1,151,733
        1,375   Massachusetts HEFA, (Partners Healthcare System),
                5.25%, 7/1/29                                                               1,401,207
        2,000   Massachusetts HEFA, (South Shore Hospital),
                5.75%, 7/1/29                                                               2,038,640
        1,000   Massachusetts HEFA, (Winchester Hospital),
                6.75%, 7/1/30                                                               1,073,830
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,764,236
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

  $       750   Massachusetts IFA, (American Hingham Water Co.),
                (AMT), 6.60%, 12/1/15                                                 $       783,015
-----------------------------------------------------------------------------------------------------
                                                                                      $       783,015
-----------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 17.0%

  $     1,800   Massachusetts College Building Authority, (XLCA),
                0.00%, 5/1/21                                                         $       775,386
        1,000   Massachusetts College Building Authority, (XLCA),
                5.50%, 5/1/39(1)                                                            1,124,930
        1,600   Massachusetts Development Finance Agency,
                (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                           1,647,936
          850   Massachusetts HEFA, (Berklee College of Music),
                (MBIA), Variable Rate, 10/1/27(2)(3)                                          885,759
        1,000   Massachusetts HEFA, (Northeastern University),
                (MBIA), 5.00%, 10/1/29                                                      1,017,130
          500   Massachusetts HEFA, (UMass-Worcester Campus),
                (FGIC), 5.25%, 10/1/31                                                        520,325
        1,000   Massachusetts IFA, (Merrimack College), (MBIA),
                5.00%, 7/1/27                                                               1,014,360
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,985,826
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES -- 1.9%

  $       750   Puerto Rico Electric Power Authority, (FSA),
                5.25%, 7/1/29                                                         $       787,522
-----------------------------------------------------------------------------------------------------
                                                                                      $       787,522
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.4%

  $     1,500   Martha's Vineyard Land Bank, (AMBAC),
                5.00%, 5/1/32                                                         $     1,528,395
          500   Plymouth, (MBIA), 5.25%, 10/15/20                                             544,615
          900   Puerto Rico General Obligation, (FSA),
                Variable Rate, 7/1/27(3)(4)                                                 1,085,823
        1,715   Westfield, (FGIC), 5.00%, 5/1/20                                            1,941,329
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,100,162
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 2.5%

  $     1,000   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                5.00%, 7/1/28                                                         $     1,003,180
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,003,180
-----------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 5.0%

  $     1,000   Massachusetts Port Authority, (US Airways), (FGIC),
                (AMT), 5.00%, 7/1/28                                                  $     1,003,730
        1,000   Massachusetts Port Authority, (US Airways), (MBIA),
                (AMT), 6.00%, 9/1/21                                                        1,051,400
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,055,130
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.1%

  $     1,250   Massachusetts Development Finance Agency, (MBIA),
                5.125%, 2/1/34                                                        $     1,277,713
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,277,713
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.9%

  $       800   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/07(2)(3)                                           $       834,624
          735   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/28(4)                                                      782,716
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,617,340
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 10.5%

  $     1,100   Massachusetts Turnpike Authority, Metropolitan Highway
                System, (MBIA), Variable Rate, 1/1/27(3)(4)                           $     1,127,148
        2,000   Massachusetts Turnpike Authority, Metropolitan Highway
                System, (MBIA), 5.25%, 1/1/29                                               2,104,520
  $     1,000   Puerto Rico Highway and Transportation Authority, (AMBAC),
                Variable Rate, 1/1/19(3)(4)                                           $     1,069,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,301,168
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 0.9%

  $       300   Puerto Rico Infrastructure Financing Authority,
                Variable Rate, 10/1/34(3)(4)                                          $       381,558
-----------------------------------------------------------------------------------------------------
                                                                                      $       381,558
-----------------------------------------------------------------------------------------------------

NURSING HOME -- 4.0%

  $       500   Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37                 $       559,500
          520   Massachusetts Development Finance Agency,
                (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15                            479,669
          600   Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29                       578,730
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,617,899
-----------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.3%

  $     1,500   Massachusetts Development Finance Agency,
                (Berkshire Retirement), 5.625%, 7/1/29                                $     1,361,640
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,361,640
-----------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.5%

  $     1,000   Massachusetts Bay Transportation Authority, Sales Tax,
                5.00%, 7/1/32                                                         $     1,015,660
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,015,660
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.4%

  $     1,350   Massachusetts Bay Transportation Authority,
                Variable Rate, 3/1/27(2)(3)                                           $     1,379,876
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,379,876
-----------------------------------------------------------------------------------------------------

WATER AND SEWER -- 9.0%

  $     2,000   Massachusetts Water Pollution Abatement Trust,
                5.25%, 8/1/33                                                         $     2,094,900
        1,500   Massachusetts Water Pollution Abatement Trust, PCR,
                5.375%, 8/1/27                                                              1,600,635
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,695,535
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 149.2%
  (IDENTIFIED COST $57,228,596)                                                       $    61,219,626
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.2%                                                $     1,318,478

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                      VALUE
-----------------------------------------------------------------------------------------------------
AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (52.4)%                                                           $   (21,502,897)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                               $    41,035,207
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 39.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.7% to 16.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 152.2%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
EDUCATION -- 4.0%

  $     1,250   Michigan Higher Education Facility Authority,
                (Creative Studies), 5.90%, 12/1/27                                    $     1,263,725
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,263,725
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.0%

  $     1,250   Michigan Strategic Fund, (Detroit Edison Pollution
                Control), 5.45%, 9/1/29                                               $     1,285,462
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,285,462
-----------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.8%

  $       750   Michigan Hospital Finance Authority, (Ascension Health
                Care), Prerefunded to 11/15/09, 6.125%, 11/15/26                      $       900,450
-----------------------------------------------------------------------------------------------------
                                                                                      $       900,450
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 16.5%

  $       500   East Grand Rapids Public Schools, 5.00%, 5/1/25                       $       510,075
          500   Garden City School District, 5.00%, 5/1/26                                    509,450
        5,335   Grand Rapids and Kent County Joint Building Authority,
                0.00%, 12/1/29                                                              1,379,044
        1,000   Manistee Area Public Schools, 5.00%, 5/1/24                                 1,022,040
        1,000   White Cloud Public Schools, 5.125%, 5/1/31                                  1,025,590
          800   Woodhaven Brownstown School District,
                5.125%, 5/1/32                                                                822,336
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,268,535
-----------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.2%

  $       390   Pittsfield Township EDC, (Arbor Hospice),
                7.875%, 8/15/27                                                       $       374,607
-----------------------------------------------------------------------------------------------------
                                                                                      $       374,607
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 32.9%

  $       500   Allegan Hospital Finance Authority, (Allegan General
                Hospital), 7.00%, 11/15/21                                            $       510,605
          500   Kent Hospital Finance Authority, (Spectrum Health),
                5.50%, 1/15/31                                                                515,020
          500   Mecosta County, (Michigan General Hospital),
                6.00%, 5/15/18                                                                471,055
        1,000   Michigan Health Facilities Authority, (Henry Ford Health),
                5.25%, 11/15/25                                                             1,000,570
        1,000   Michigan Hospital Finance Authority, (Central Michigan
                Community Hospital), 6.25%, 10/1/27                                           962,540
  $     1,000   Michigan Hospital Finance Authority, (Henry Ford Health),
                5.25%, 11/15/20                                                       $     1,010,870
        2,275   Michigan Hospital Finance Authority, (McLaren Obligated
                Group), 4.50%, 10/15/21                                                     2,082,239
          750   Michigan Hospital Finance Authority, (Memorial
                Healthcare Center), 5.875%, 11/15/21                                          758,047
          750   Michigan Hospital Finance Authority, (Sparrow Obligation
                Group), 5.625%, 11/15/36                                                      757,500
          750   Michigan Hospital Finance Authority, (Trinity Health),
                6.00%, 12/1/27                                                                820,102
          750   Royal Oak Hospital Finance Authority, (William
                Beaumount Hospital), 5.25%, 1/1/20                                            763,065
          800   Saginaw Hospital Finance Authority, (Covenant Medical
                Center), 6.50%, 7/1/30                                                        861,448
-----------------------------------------------------------------------------------------------------
                                                                                      $    10,513,061
-----------------------------------------------------------------------------------------------------

HOUSING -- 3.2%

  $     1,000   Multifamily Housing, (AMT), 6.00%, 11/1/33                            $     1,031,680
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,031,680
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.3%

  $       500   Delta County EDC, (Mead Westvaco-Escanaba),
                6.25%, 4/15/27                                                        $       522,825
        1,000   Detroit Local Development Finance Authority,
                (Chrysler Corp.), 5.375%, 5/1/21                                            1,009,780
          800   Dickinson County Economic Development Corp.,
                (International Paper Co.), 5.75%, 6/1/16                                      868,864
          800   Michigan Strategic Fund, (S.D. Warren), (AMT),
                7.375%, 1/15/22                                                               793,120
          625   Puerto Rico Port Authority, (American Airlines), (AMT),
                6.25%, 6/1/26                                                                 412,962
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,607,551
-----------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.6%

  $       500   Central Michigan University, (FGIC), 5.00%, 10/1/27                   $       506,180
-----------------------------------------------------------------------------------------------------
                                                                                      $       506,180
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.9%

  $     1,000   Michigan Strategic Fund Resource Recovery, (Detroit
                Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29                             $     1,047,630
          500   Michigan Strategic Fund Resource Recovery, (Detroit
                Edison Co.), (XLCA), 5.25%, 12/15/32                                          520,250
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,567,880
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 24.1%

  $     1,000   Central Montcalm Public Schools, (MBIA),
                6.00%, 5/1/29                                                         $     1,127,260
          650   Detroit School District, (FGIC), 4.75%, 5/1/28                                648,576
          450   Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25                            450,729
        2,000   Fenton Area Public Schools, (FGIC), 5.00%, 5/1/24                           2,028,040
        2,000   Novi Building Authority, (FSA), 5.50%, 10/1/25                              2,181,980
          870   Okemos Public School District, (MBIA), 0.00%, 5/1/19                          424,282
          700   Puerto Rico General Obligation, (FSA),
                Variable Rate, 7/1/27(1)(2)                                                   844,529
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,705,396
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 8.2%

  $       500   Michigan Health Facilities Authority, (Detroit Medical
                Group), (AMBAC), 5.25%, 8/15/27                                       $       521,285
        1,000   Royal Oak Hospital Finance Authority, (William
                Beaumont Hospital), (MBIA), 5.25%, 11/15/35                                 1,032,880
        1,000   Saginaw Hospital Finance Authority, (Covenant Medical
                Center), (MBIA), 5.50%, 7/1/24                                              1,071,510
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,625,675
-----------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 3.2%

  $     1,000   Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31                        $     1,026,060
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,026,060
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 11.6%

  $       300   Detroit Downtown Development, (MBIA),
                4.75%, 7/1/25                                                         $       300,171
          600   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/07(1)(3)                                                   625,968
          455   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/28(2)                                                      484,539
        2,250   Wayne Charter County, (Airport Hotel-Detroit Metroplitan
                Airport), (MBIA), 5.00%, 12/1/30                                            2,291,648
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,702,326
-----------------------------------------------------------------------------------------------------

INSURED-STUDENT LOAN -- 3.2%

  $     1,000   Michigan Higher Education Student Loan Authority
                Revenue, (AMBAC), (AMT), 5.50%, 6/1/25(4)                             $     1,026,280
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,026,280
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.1%

  $       670   Puerto Rico Highway and Transportation Authority,
                (AMBAC), Variable Rate, 1/1/19(1)(2)                                  $       716,565
          600   Puerto Rico Highway and Transportation Authority,
                (MBIA), Variable Rate, 1/1/19(1)(2)                                           802,662
  $     2,000   Wayne Charter County Airport, Residual Certificates,
                (MBIA), (AMT), Variable Rate, 12/1/28(1)(3)                           $     2,017,580
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,536,807
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 5.2%

  $     1,650   Detroit Water Supply System, (FGIC), 5.00%, 7/1/30                    $     1,676,483
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,676,483
-----------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.8%

  $       250   Puerto Rico, (Guaynabo Municipal Government Center
                Lease), 5.625%, 7/1/22                                                $       255,660
-----------------------------------------------------------------------------------------------------
                                                                                      $       255,660
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.4%

  $       750   Kent County Airport Facility, Variable Rate, 1/1/25(1)(3)             $       758,933
-----------------------------------------------------------------------------------------------------
                                                                                      $       758,933
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 152.2%
  (IDENTIFIED COST $45,404,453)                                                       $    48,632,751
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.6%                                                $       831,916
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (54.8)%                                                               (17,501,439)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                      $    31,963,228
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 48.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 21.7% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 152.9%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
COGENERATION -- 1.5%

  $     1,000   Port Authority of New York and New Jersey, (KIAC),
                (AMT), 6.75%, 10/1/19                                                 $     1,020,920
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,020,920
-----------------------------------------------------------------------------------------------------

EDUCATION -- 12.5%

  $     1,465   New Jersey Educational Facilities Authority,
                (Bloomfield College), 6.85%, 7/1/30                                   $     1,491,136
        3,935   New Jersey Educational Facilities Authority,
                (Princeton University), 5.00%, 7/1/20                                       4,433,761
        2,750   New Jersey Educational Facilities Authority, (Stevens
                Institute of Technology), 5.25%, 7/1/32                                     2,792,322
-----------------------------------------------------------------------------------------------------
                                                                                      $     8,717,219
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.2%

  $     1,500   Salem County Pollution Control Financing Authority,
                (Public Service Enterprise Group, Inc.), (AMT),
                5.75%, 4/1/31                                                         $     1,530,810
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,530,810
-----------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.3%

  $     2,000   New Jersey Highway Authority, (Garden State Parkway),
                Prerefunded to 1/1/10, 5.625%, 1/1/30                                 $     2,328,180
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,328,180
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 20.5%

  $     1,035   New Jersey Health Care Facilities Financing Authority,
                (Atlantic City Medical Center), 5.75%, 7/1/25                         $     1,087,516
          550   New Jersey Health Care Facilities Financing Authority,
                (Burdette Tomlin Memorial Hospital), 5.50%, 7/1/29                            559,234
        1,500   New Jersey Health Care Facilities Financing Authority,
                (Capital Health System), 5.25%, 7/1/27                                      1,449,735
        1,015   New Jersey Health Care Facilities Financing Authority,
                (Capital Health System), 5.375%, 7/1/33(1)                                    987,118
        1,000   New Jersey Health Care Facilities Financing Authority,
                (Deborah Heart and Lung Center), 6.30%, 7/1/23                              1,019,580
        2,000   New Jersey Health Care Facilities Financing Authority,
                (Hackensack University Medical Center), 6.00%, 1/1/34                       2,083,540
          750   New Jersey Health Care Facilities Financing Authority,
                (Palisades Medical Center), 6.50%, 7/1/21                                     768,975
        2,000   New Jersey Health Care Facilities Financing Authority,
                (Robert Wood Johnson University Hospital),
                5.75%, 7/1/31                                                               2,121,820
  $     1,450   New Jersey Health Care Facilities Financing Authority,
                (Saint Peters University Hospital), (AMT),
                6.875%, 7/1/20                                                        $     1,573,888
        1,900   New Jersey Health Care Facilities Financing Authority,
                (St. Elizabeth's Hospital), 6.00%, 7/1/20                                   1,909,272
          600   New Jersey Health Care Facilities Financing Authority,
                (Trinitas Hospital), 7.50%, 7/1/30                                            655,332
-----------------------------------------------------------------------------------------------------
                                                                                      $    14,216,010
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 11.2%

  $     1,000   Gloucester County, Improvements Authority, (Waste
                Management, Inc.), (AMT), 7.00%, 12/1/29                              $     1,149,900
        1,000   New Jersey EDA, (Anheuser-Busch), (AMT),
                5.85%, 12/1/30                                                              1,039,090
          750   New Jersey EDA, (Continental Airlines), (AMT),
                6.25%, 9/15/29                                                                638,347
          750   New Jersey EDA, (Continental Airlines), (AMT),
                9.00%, 6/1/33                                                                 815,887
        3,700   New Jersey EDA, (The Seeing Eye, Inc.),
                6.20%, 12/1/24                                                              4,120,838
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,764,062
-----------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 9.8%

  $     1,000   New Jersey Educational Facilities Authority, (Jersey City
                University), (AMBAC), 5.00%, 7/1/32                                   $     1,022,380
          600   New Jersey Educational Facilities Authority, (NJ Institute
                of Technology), (MBIA), 4.75%, 7/1/31                                         602,442
        1,750   New Jersey Educational Facilities Authority, (Ramapo
                College), (MBIA), 5.75%, 7/1/29                                             1,940,138
        1,600   Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental, Residual Certificates, (MBIA),
                Variable Rate, 7/1/33(2)(3)                                                 1,698,320
        1,500   University of New Jersey Medicine and Dentistry,
                (AMBAC), 5.00%, 12/1/31                                                     1,535,505
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,798,785
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

  $     1,000   Puerto Rico Electric Power Authority, (MBIA),
                5.00%, 7/1/32                                                         $     1,028,740
        1,250   Vineland, (Electric Utility), (MBIA), (AMT),
                5.25%, 5/15/26                                                              1,295,625
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,324,365
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 16.0%

  $       700   Bordentown Regional School District Board of Education,
                (FGIC), 5.00%, 1/15/30                                                $       718,725
        1,000   Bordentown Regional School District Board of Education,
                (FGIC), 5.00%, 1/15/31                                                      1,025,930
        1,555   Colts Neck Township Board of Education, (FSA),
                5.00%, 2/1/26                                                               1,630,122
        3,500   Irvington Township, (FSA), 0.00%, 7/15/24                                   1,247,120
        5,500   Irvington Township, (FSA), 0.00%, 7/15/25                                   1,848,495
        1,000   Montgomery Township Board of Education, (MBIA),
                5.00%, 8/1/25                                                               1,036,030
          500   Montgomery Township Board of Education, (MBIA),
                5.00%, 4/1/27                                                                 513,660
        1,000   Old Bridge Township Board of Education, (MBIA),
                5.00%, 7/15/26                                                              1,028,360
        2,000   Washington Township, Mercer County Board of Education,
                (FGIC), 5.00%, 1/1/26                                                       2,048,700
-----------------------------------------------------------------------------------------------------
                                                                                      $    11,097,142
-----------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.3%

  $       230   New Jersey Housing and Mortgage Finance Agency,
                Multifamily Housing, (FSA), 5.75%, 5/1/25                             $       243,749
-----------------------------------------------------------------------------------------------------
                                                                                      $       243,749
-----------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 3.2%

  $     1,580   New Jersey EDA, (FSA), Variable Rate, 5/1/07(2)(3)                    $     2,207,813
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,207,813
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.9%

  $     2,500   Garden Preservation Trust and Open Space and
                Farmland, (FSA), 0.00%, 11/1/27                                       $       743,575
        6,000   Garden Preservation Trust and Open Space and
                Farmland, (FSA), 0.00%, 11/1/25                                             1,986,840
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,730,415
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.5%

  $     3,075   New Jersey Sports and Exposition Authority, (MBIA),
                4.50%, 9/1/20(4)                                                      $     3,100,430
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,100,430
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 26.7%

  $     4,000   Delaware River and Bay Authority, (AMBAC),
                5.75%, 1/1/29(5)                                                      $     4,455,280
        1,000   Delaware River Port Authority, (FSA), 5.625%, 1/1/26                        1,094,000
        3,250   Delaware River Port Authority, (FSA), 5.75%, 1/1/26                         3,605,030
  $     1,365   New Jersey Transportation Trust Fund Authority, (MBIA),
                5.00%, 12/15/21                                                       $     1,424,200
        1,500   New Jersey Turnpike Authority, RITES, (MBIA),
                Variable Rate, 7/1/23(2)(3)                                                 1,879,050
        4,000   Port Authority of New York and New Jersey,
                (JFK International Terminal), (MBIA), (AMT),
                5.75%, 12/1/25                                                              4,344,600
        1,630   Puerto Rico Highway and Transportation Authority, (AMBAC),
                Variable Rate, 1/1/19(2)(3)                                                 1,743,285
-----------------------------------------------------------------------------------------------------
                                                                                      $    18,545,445
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.2%

  $       550   Bayonne Municipal Utilities Authority, Sewer System,
                (FGIC), 5.00%, 4/1/33                                                 $       562,953
        1,500   Bordentown Sewer Authority, (FGIC), 5.375%, 12/1/20                         1,641,750
        1,000   New Jersey Economic Development Authority Water
                Facilities, (Middlesex Water Co.), (AMBAC), (AMT),
                5.10%, 1/1/32                                                               1,021,770
        1,650   Passaic Valley Sewer Commissioners, (FGIC),
                2.50%, 12/1/32                                                              1,088,373
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,314,846
-----------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 1.2%

  $       900   Bayonne Municipal Utilities Authority, Water and Sewer
                Revenue, (XLCA), Variable Rate, 4/1/11(2)(3)                          $       839,961
-----------------------------------------------------------------------------------------------------
                                                                                      $       839,961
-----------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.0%

  $     1,350   New Jersey EDA, (School Facilities),
                5.00%, 6/15/26                                                        $     1,377,189
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,377,189
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 4.9%

  $     1,000   New Jersey EDA, (Glimcher Properties REIT), (AMT),
                6.00%, 11/1/28                                                        $       940,630
        1,000   Puerto Rico Infrastructure Financing Authority,
                Variable Rate, 10/1/34(2)(3)                                                1,271,860
        1,250   Tobacco Settlement Financing Corp.,
                Variable Rate, 6/1/39(2)(6)                                                 1,163,713
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,376,203
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
NURSING HOME -- 3.0%

  $     1,000   New Jersey EDA, (Masonic Charity Foundation),
                5.50%, 6/1/31                                                         $     1,050,990
          985   New Jersey EDA, (Victoria Health), 5.20%, 12/20/36                          1,023,366
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,074,356
-----------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.0%

  $     1,100   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                   $     1,045,330
        1,100   New Jersey EDA, (United Methodist Homes),
                5.75%, 7/1/29                                                               1,041,535
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,086,865
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 13.7%

  $       925   Delaware River Joint Toll Bridge Commission,
                5.00%, 7/1/28                                                         $       941,752
        1,500   New Jersey Transportation Trust Fund Authority,
                Variable Rate, 6/15/17(2)(6)                                                1,681,065
        3,650   Port Authority of New York and New Jersey,
                5.00%, 9/1/33                                                               3,713,109
        1,600   Port Authority of New York and New Jersey,
                Variable Rate, 3/1/19(3)                                                    2,031,184
        1,175   South Jersey Port Authority, (Marine Terminal),
                5.10%, 1/1/33                                                               1,191,250
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,558,360
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 152.9%
  (IDENTIFIED COST $97,748,134)                                                       $   106,253,125
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                $     1,247,325
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (54.7)%                                                               (38,000,000)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                      $    69,500,450
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 49.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.8% to 18.7% of total investments.

(1)  When-issued security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover when-issued securities.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 152.2%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
COGENERATION -- 2.5%

  $     1,000   Port Authority of New York and New Jersey, (KIAC),
                (AMT), 6.75%, 10/1/19                                                 $     1,020,920
        1,150   Suffolk County IDA, (Nissequogue Cogeneration Partners
                Facility), (AMT), 5.50%, 1/1/23                                             1,078,884
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,099,804
-----------------------------------------------------------------------------------------------------

EDUCATION -- 7.5%

  $     1,000   Dutchess County IDA, (Marist College), 5.00%, 7/1/20                  $     1,014,800
           50   New York Dormitory Authority, (City University),
                5.25%, 7/1/31                                                                  51,624
        4,025   New York Dormitory Authority, (Rockefeller University),
                4.75%, 7/1/37                                                               4,042,227
        1,285   New York Dormitory Authority, (University Educational
                Facility), 4.75%, 5/15/28                                                   1,262,705
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,371,356
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 13.3%

  $     2,000   Long Island Power Authority, 5.50%, 12/1/23                           $     2,126,840
        1,655   Long Island Power Authority, Electric System Revenue,
                5.25%, 12/1/26                                                              1,723,765
        1,000   Long Island Power Authority, Electric System Revenue,
                5.375%, 9/1/25                                                              1,034,510
        4,100   New York Power Authority, 5.25%, 11/15/40                                   4,243,869
        2,100   Suffolk County IDA, (Keyspan-Port Jefferson), (AMT),
                5.25%, 6/1/27                                                               2,103,255
-----------------------------------------------------------------------------------------------------
                                                                                      $    11,232,239
-----------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.9%

  $     2,000   New York City Transitional Finance Authority, Prerefunded
                to 5/15/10, 6.00%, 11/15/29                                           $     2,388,500
          450   New York Dormitory Authority, (City University),
                Prerefunded to 7/1/11, 5.25%, 7/1/31                                          515,479
        1,545   New York Dormitory Authority, (University Educational
                Facility), Prerefunded to 5/15/08, 4.75%, 5/15/28                           1,723,602
        2,500   Tompkins County IDA, (Cornell University), Prerefunded
                to 3/1/10, 5.75%, 7/1/30                                                    2,954,400
-----------------------------------------------------------------------------------------------------
                                                                                      $     7,581,981
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.0%

  $     4,630   New York City, 6.00%, 8/1/16                                          $     5,080,499
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,080,499
-----------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 6.5%

  $     1,250   New York City IDA, (A Very Special Place, Inc.),
                5.75%, 1/1/29                                                         $     1,014,987
        1,500   New York City IDA, (Ohel Children's Home),
                6.00%, 3/15/23                                                              1,330,680
          185   Suffolk County IDA, Civic Facility Revenue,
                (Alliance of LI), 7.50%, 9/1/15                                               197,561
          220   Suffolk County IDA, Civic Facility Revenue,
                (Alliance of LI), 7.50%, 9/1/15                                               234,938
        2,600   Westchester County IDA, (Children's Village),
                5.375%, 3/15/19                                                             2,707,978
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,486,144
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 13.2%

  $       235   Chautauqua County IDA, (Womans Christian Association),
                6.35%, 11/15/17                                                       $       218,947
          495   Chautauqua County IDA, (Womans Christian Association),
                6.40%, 11/15/29                                                               456,895
        1,250   Fulton County IDA, (Nathan Littauer Hospital),
                6.00%, 11/1/18                                                              1,097,475
          400   Nassau County, IDA, Civic Facility Revenue,
                (North Shore Health System), 6.25%, 11/1/21                                   433,048
        3,200   New York City Health and Hospital Corp.,
                5.25%, 2/15/17                                                              3,275,488
          300   New York City Health and Hospital Corp.,
                (Health System), 5.375%, 2/15/26                                              303,150
          500   New York City Industrial Development Agency Civic,
                (Staten Island University Hospital), 6.45%, 7/1/32                            524,810
        1,500   New York Dormitory Authority Revenue,
                (Lenox Hill Hospital), 5.50%, 7/1/30                                        1,542,825
        1,250   Oneida County IDA, (St. Elizabeth Hospital),
                5.75%, 12/1/19                                                              1,113,100
        2,105   Suffolk County IDA, Civic Facility, (Huntington
                Hospital), 6.00%, 11/1/22                                                   2,224,690
-----------------------------------------------------------------------------------------------------
                                                                                      $    11,190,428
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.1%

  $     1,500   New York City, NY, Industrial Development Agency,
                (American Airlines, Inc.-JFK International Airport),
                (AMT), 8.00%, 8/1/12                                                  $     1,137,420
          775   Onandaga County IDA, (AMT), 6.125%, 1/1/32                                    786,269
        2,500   Onondaga County IDA, (Anheuser-Busch),
                (AMT), 6.25%, 12/1/34                                                       2,678,375
          550   Port Authority of New York and New Jersey,
                (Continental Airlines), (AMT), 9.125%, 12/1/15                                557,645
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,159,709
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-EDUCATION -- 7.8%

  $     1,200   New York Dormitory Authority, (Cooper Union), (MBIA),
                6.25%, 7/1/29                                                         $     1,401,072
        4,500   New York Dormitory Authority, (New York University),
                (MBIA), 5.75%, 7/1/27                                                       5,254,380
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,655,452
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 9.5%

  $     1,500   Metropolitan Transportation Authority of New York,
                Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                           $     1,530,105
        1,400   Metropolitan Transportation Authority of New York,
                Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                                 1,428,098
        1,000   Metropolitan Transportation Authority of New York,
                Escrowed to Maturity, (FGIC), 4.875%, 7/1/18                                1,059,150
        3,505   Metropolitan Transportation Authority of New York,
                Prerefunded to 10/1/14, (FSA), 5.25%, 4/1/23                                3,998,189
-----------------------------------------------------------------------------------------------------
                                                                                      $     8,015,542
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.5%

  $     1,750   Puerto Rico General Obligation, (FSA),
                Variable Rate, 7/1/27(1)(2)                                           $     2,111,323
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,111,323
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 11.3%

  $     5,000   New York Dormitory Authority, (Memorial Sloan
                Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(3)                    $     5,614,800
        4,000   New York Dormitory Authority, (Municipal Health
                Facilities Improvement), (FSA), 4.75%, 1/15/29                              4,001,000
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,615,800
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.3%

  $     1,000   New York Dormitory Authority, (Department Health),
                (MBIA), 5.50%, 7/1/25                                                 $     1,089,560
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,089,560
-----------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.5%

  $     1,000   New York City, Trust for Cultural Resources, (AMBAC),
                Variable Rate, 7/1/29(1)(4)                                           $     1,238,510
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,238,510
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.9%

  $     1,175   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/07(1)(4)                                           $     1,225,854
        1,190   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                Variable Rate, 7/1/28(2)                                                    1,267,255
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,493,109
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.7%

  $     2,325   Monroe County Airport Authority, (MBIA), (AMT),
                Variable Rate, 1/1/17(1)(4)                                           $     2,996,646
        3,750   New York Thruway Authority, (Highway and Bridge),
                (AMBAC), 5.125%, 4/1/20                                                     4,248,600
        2,735   Niagara Frontier Airport Authority, (Buffalo Niagara
                International Airport), (MBIA), (AMT), 5.625%, 4/1/29                       2,980,959
        1,750   Niagara Frontier Airport Authority, (Buffalo Niagara
                International Airport), (MBIA), (AMT),
                Variable Rate, 4/1/29(1)(4)                                                 2,064,755
        1,000   Port Authority of New York and New Jersey,
                (FSA), 5.00%, 4/15/32                                                       1,024,530
-----------------------------------------------------------------------------------------------------
                                                                                      $    13,315,490
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.6%

  $     2,000   New York City Municipal Water Finance Authority,
                (FGIC), 5.50%, 6/15/32                                                $     2,178,420
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,178,420
-----------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.6%

  $     4,385   New York Dormitory Authority, (Court Facility),
                6.00%, 5/15/39                                                        $     4,710,411
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,710,411
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 3.4%

  $     1,285   Albany Industrial Development Agency Civic Facility,
                (Charitable Leadership), 5.75%, 7/1/26                                $     1,303,363
        1,250   Puerto Rico Infrastructure Financing Authority,
                Variable Rate, 10/1/32(1)(2)                                                1,596,875
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,900,238
-----------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.6%

  $     1,250   Mount Vernon IDA, (Wartburg Senior Housing, Inc. -
                Meadowview), 6.20%, 6/1/29                                            $     1,162,575
        1,000   Suffolk County IDA, (Jeffersons Ferry),
                7.20%, 11/1/19                                                              1,045,900
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,208,475
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 1.3%

  $     1,040   New York State Local Government Assistance Corp.,
                5.00%, 4/1/21                                                         $     1,105,312
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,105,312
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 12.6%

  $     6,000   Metropolitan Transportation Authority of New York,
                5.25%, 11/15/32                                                       $     6,175,800
        1,000   Port Authority of New York and New Jersey,
                5.00%, 9/1/33                                                               1,017,290
        1,800   Port Authority of New York and New Jersey,
                Variable Rate, 3/1/19(2)                                                    2,285,082
        1,300   Port Authority of New York and New Jersey,
                (AMT), Variable Rate, 6/15/33(1)(4)                                         1,229,501
-----------------------------------------------------------------------------------------------------
                                                                                      $    10,707,673
-----------------------------------------------------------------------------------------------------

WATER AND SEWER -- 7.6%

  $     1,500   New York City Municipal Water Finance Authority,
                5.25%, 6/15/29                                                        $     1,538,010
        3,500   New York City Municipal Water Finance Authority,
                5.75%, 6/15/29                                                              3,862,005
        1,000   New York Environmental Facility Corp., Clean Water,
                5.00%, 6/15/28                                                              1,024,150
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,424,165
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 152.2%
  (IDENTIFIED COST $119,038,837)                                                      $   128,971,640
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                                $       274,749
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (52.5)%                                                               (44,502,160)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                      $    84,744,229
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 36.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.8% to 16.6% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS.

OHIO MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 151.8%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
COGENERATION -- 0.9%

  $       400   Ohio Water Development Authority, Solid Waste
                Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20                    $       372,884
-----------------------------------------------------------------------------------------------------
                                                                                      $       372,884
-----------------------------------------------------------------------------------------------------

EDUCATION -- 3.7%

  $     1,500   Ohio Higher Educational Facilities Authority,
                (Oberlin College), Variable Rate, 10/1/29(1)(2)                       $     1,549,320
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,549,320
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.2%

  $       500   Clyde Electric System Revenue, (AMT),
                6.00%, 11/15/14                                                       $       520,000
-----------------------------------------------------------------------------------------------------
                                                                                      $       520,000
-----------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.7%

  $     1,000   Delaware County, 6.00%, 12/1/25                                       $     1,139,680
        1,530   Hamilton City School District, 5.625%, 12/1/24                              1,691,201
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,830,881
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 21.8%

  $       550   Cuyahoga County, (Cleveland Clinic Health System),
                5.50%, 1/1/29                                                         $       564,608
        1,500   Erie County Hospital Facilities, (Firelands Regional
                Medical Center), 5.625%, 8/15/32                                            1,534,800
        2,000   Franklin County, (Childrens Hospital), 5.20%, 5/1/29                        2,024,100
          620   Highland County, (Joint Township Hospital District),
                6.75%, 12/1/29                                                                569,104
          400   Mahoning County Hospital Facility, (Forum Health
                Obligation Group), 6.00%, 11/15/32                                            415,640
        1,250   Parma Community General Hospital Association,
                5.35%, 11/1/18                                                              1,286,712
        1,750   Parma Community General Hospital Association,
                5.375%, 11/1/29                                                             1,757,945
        1,000   Richland County Hospital Facilities, (Medcentral
                Health Systems), 6.375%, 11/15/22                                           1,067,340
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,220,249
-----------------------------------------------------------------------------------------------------

HOUSING -- 2.4%

  $     1,000   Multifamily Housing, (Tyler's Creek), (AMT),
                6.00%, 11/1/33                                                        $     1,031,680
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,031,680
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 20.4%

  $     1,250   Cleveland Airport, (Continental Airlines), (AMT),
                5.70%, 12/1/19                                                        $     1,001,625
        1,300   Dayton Special Facilities Revenue, (Emery Air Freight),
                5.625%, 2/1/18                                                              1,070,147
        3,000   Moraine Solid Waste Disposal, (General Motors Corp.),
                (AMT), 5.65%, 7/1/24                                                        2,939,070
        1,250   Ohio Environmental Facilities, (Ford Motor), (AMT),
                5.95%, 9/1/29                                                               1,256,800
        2,250   Ohio Water Development Authority, (Anheuser-Busch),
                (AMT), 6.00%, 8/1/38                                                        2,379,712
-----------------------------------------------------------------------------------------------------
                                                                                      $     8,647,354
-----------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 10.0%

  $     1,000   Ohio Higher Educational Facilities, (University of Dayton),
                (AMBAC), 5.50%, 12/1/30                                               $     1,082,710
        1,500   University of Akron, (FGIC), Variable Rate, 1/1/29(1)(2)                    1,841,415
        1,250   University of Cincinnati, (FGIC), 5.25%, 6/1/24                             1,317,925
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,242,050
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.9%

  $     2,000   Ohio Municipal Electric Generation Agency, (MBIA),
                0.00%, 2/15/25                                                        $       680,080
        3,000   Ohio Municipal Electric Generation Agency, (MBIA),
                0.00%, 2/15/26                                                                963,270
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,643,350
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.6%

  $       245   Cuyahoga County Hospital, (MBIA), Escrowed to Maturity,
                5.125%, 1/1/29(3)                                                     $       250,664
-----------------------------------------------------------------------------------------------------
                                                                                      $       250,664
-----------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 22.0%

  $     1,000   Columbus City School District, (FGIC), 5.00%, 12/1/31                 $     1,023,940
        1,000   Lima City School District, (AMBAC), 5.50%, 12/1/22                          1,110,460
          500   Lima City School District, (AMBAC), 6.00%, 12/1/22                            583,875
        1,705   Plain Local School District, (FGIC), 5.00%, 12/1/30                         1,747,131
        1,000   Puerto Rico General Obligation, (FSA),
                Variable Rate, 7/1/27(2)(4)                                                 1,206,470
          400   Puerto Rico General Obligation, (MBIA),
                Variable Rate, 7/1/20(2)(4)                                                   588,924
        2,860   Springfield City School District Clark County, (FGIC),
                5.20%, 12/1/23                                                              3,032,658
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,293,458
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-HOSPITAL -- 3.0%

  $       255   Cuyahoga County, (Cleveland Clinic), (MBIA),
                5.125%, 1/1/29                                                        $       260,896
        1,000   Franklin County, (Ohio Health Corp.), (MBIA),
                5.00%, 5/15/33                                                              1,016,950
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,277,846
-----------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 8.0%

  $     1,500   Cleveland, Certificates of Participation, (Cleveland
                Stadium), (AMBAC), 5.25%, 11/15/22                                    $     1,599,990
          600   Puerto Rico Public Finance Corp., (AMBAC),
                Variable Rate, 12/1/19(2)(4)                                                  753,432
        1,000   Summit County, (Civic Theater Project), (AMBAC),
                5.00%, 12/1/33                                                              1,018,160
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,371,582
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 12.4%

  $     2,500   Delaware County, Sewer District, (MBIA),
                4.75%, 12/1/24                                                        $     2,517,025
        2,000   Hamiliton County Sales Tax Revenue, (AMBAC),
                5.25%, 12/1/32                                                              2,094,320
        2,235   Hamilton County Sales Tax Revenue, (AMBAC),
                0.00%, 12/1/28                                                                619,207
-----------------------------------------------------------------------------------------------------
                                                                                      $     5,230,552
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.0%

  $     1,325   Cleveland Airport System Revenue, (FSA),
                5.00%, 1/1/31                                                         $     1,347,485
        1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24                            1,123,910
        1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26                            1,125,080
        1,000   Puerto Rico Highway and Transportation Authority, (AMBAC),
                Variable Rate, 1/1/19(2)(4)                                                 1,069,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     4,665,975
-----------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.2%

  $     1,300   Union County, (Pleasant Valley Joint Fire District),
                6.125%, 12/1/19                                                       $     1,358,045
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,358,045
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 3.0%

  $     1,000   Puerto Rico Infrastructure Financing Authority,
                Variable Rate, 10/1/32(2)(4)                                          $     1,277,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,277,500
-----------------------------------------------------------------------------------------------------

NURSING HOME -- 4.8%

  $     1,755   Cuyahoga County, Health Care Facilities, (Benjamin
                Rose Institute), 5.50%, 12/1/28                                       $     1,497,191
          630   Ohio HFA, Retirement Rental Housing, (Encore
                Retirement Partners), 6.75%, 3/1/19                                           541,882
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,039,073
-----------------------------------------------------------------------------------------------------

POOLED LOANS -- 7.4%

  $     1,020   Ohio Economic Development, (Ohio Enterprise
                Bond Fund), (AMT), 5.85%, 12/1/22                                     $     1,056,261
        1,000   Rickenbacker Port Authority, Oasbo Expanded
                Asset Pooled Loan, 5.375%, 1/1/32                                           1,057,000
        1,100   Toledo-Lucas County Port Authority, 5.40%, 5/15/19                          1,028,808
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,142,069
-----------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.4%

  $       600   Cleveland-Cuyahoga County Port Authority,
                7.00%, 12/1/18                                                        $       614,064
        1,420   Cuyahoga County, Economic Development,
                (Shaker Square), 6.75%, 12/1/30                                             1,652,014
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,266,078
-----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 151.8%
  (IDENTIFIED COST $61,260,095)                                                       $    64,230,610
-----------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.7%                                                $     1,576,143
-----------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (55.5)%                                                               (23,503,215)
-----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                                      $    42,303,538
-----------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 46.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.0% to 17.5% of total investments.

                       SEE NOTES TO FINANCIAL STATEMENTS.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA MUNICIPAL INCOME TRUST AS OF NOVEMBER 30, 2003
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 152.0%

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
COGENERATION -- 3.8%

  $       470   Carbon County IDA, (Panther Creek Partners), (AMT),
                6.65%, 5/1/10                                                         $       509,809
          500   Pennsylvania EDA, (Northampton Generating), (AMT),
                6.50%, 1/1/13                                                                 504,730
          500   Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                7.05%, 12/1/10                                                                523,670
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,538,209
-----------------------------------------------------------------------------------------------------

EDUCATION -- 5.4%

  $     1,500   Pennsylvania HEFA, (Drexel University),
                6.00%, 5/1/29                                                         $     1,604,580
          600   Philadelphia HEFA, (Chestnut Hill College),
                6.00%, 10/1/29                                                                589,506
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,194,086
-----------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.5%

  $       600   York County, IDA, Pollution Control, (Public
                Service Enterprise Group, Inc.), 5.50%, 9/1/20                        $       600,972
-----------------------------------------------------------------------------------------------------
                                                                                      $       600,972
-----------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 5.2%

  $       600   Allegheny County, IDA, (Residential Resources, Inc.),
                6.50%, 9/1/21                                                         $       580,920
        1,500   Chester County HEFA, (Devereux Foundation),
                6.00%, 11/1/29                                                              1,554,420
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,135,340
-----------------------------------------------------------------------------------------------------

HOSPITAL -- 9.6%

  $       750   Lancaster County Hospital Authority,
                5.50%, 3/15/26                                                        $       760,425
        1,250   Lehigh County, General Purpose Authority,
                (Lehigh Valley Health Network), 5.25%, 7/1/32                               1,241,700
          500   Monroe County Hospital Authority,
                (Pocono Medical Center), 6.00%, 1/1/43                                        504,410
          850   Pennsylvania HEFA, (UPMC Health System),
                6.00%, 1/15/31                                                                890,256
          500   Washington County Hospital Authority,
                (Monongahela Hospital), 5.50%, 6/1/17                                         527,370
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,924,161
-----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.3%

  $       500   New Morgan IDA, (New Morgan Landfill), (AMT),
                6.50%, 4/1/19                                                         $       485,975
        1,000   Pennsylvania, IDA, (Sun Co.), (AMT),
                7.60%, 12/1/24                                                              1,069,990
        1,550   Puerto Rico Port Authority, (American Airlines), (AMT),
                6.30%, 6/1/23                                                               1,024,224
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,580,189
-----------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 22.7%

  $       900   Lycoming County Authority, (Pennsylvania College
                of Technology), (AMBAC), 5.25%, 5/1/32                                $       940,572
        1,000   Northampton County HEFA, (Lafayette College),
                (MBIA), 5.00%, 11/1/27                                                      1,012,700
        1,000   Pennsylvania HEFA, (Bryn Mawr College), (AMBAC),
                5.125%, 12/1/29                                                             1,028,010
        2,000   Pennsylvania HEFA, (State System Higher Education),
                (FSA), 5.00%, 6/15/24                                                       2,038,240
        2,000   Pennsylvania HEFA, (Temple University), (MBIA),
                5.00%, 4/1/29(1)                                                            2,033,000
          600   Puerto Rico Industrial, Tourist, Educational, Medical
                and Environmental, Residual Certificates, (MBIA),
                Variable Rate, 7/1/33(2)(3)                                                   636,870
        1,500   University of Pittsburgh, (MBIA), 5.00%, 6/1/21                             1,563,930
-----------------------------------------------------------------------------------------------------
                                                                                      $     9,253,322
-----------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.1%

  $       600   Puerto Rico Electric Power Authority, (MBIA),
                Variable Rate, 7/1/29(2)(3)                                           $       690,060
          835   Puerto Rico Electric Power Authority, DRIVERS,
                (FSA), Variable Rate, 7/1/29(2)(3)                                            960,333
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,650,393
-----------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.5%

  $     1,000   Berks County Municipal Authority, (Reading Hospital
                and Medical Center), (FSA), Prerefunded to
                11/1/09 @ 102, 6.00%, 11/1/29                                         $     1,201,190
          265   McKeesport Area School District, (FGIC), Escrowed
                to Maturity, 0.00%, 10/1/31                                                    62,490
        2,000   Westmoreland County Municipal Authority, (FGIC),
                Escrowed to Maturity, 0.00%, 8/15/19                                          962,340
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,226,020
-----------------------------------------------------------------------------------------------------

INSURED-GAS UTILITIES -- 3.3%

  $     1,325   Philadelphia Natural Gas Works, (FSA),
                Variable Rate, 7/1/28(4)                                              $     1,358,801
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,358,801
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL AMOUNT
(000's OMITTED)    SECURITY                                                           VALUE
-----------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 16.8%

  $     1,825   Hopewell School District, (FSA),
                0.00%, 9/1/25                                                         $       590,972
          735   McKeesport Area School District, (FGIC),
                0.00%, 10/1/31                                                                170,057
        2,000   Philadelphia General Obligation, (FSA),
                5.00%, 3/15/28                                                              2,038,660
        1,125   Philadelphia School District, (FSA),
                5.50%, 2/1/31                                                               1,198,395
        1,500   Puerto Rico General Obligation, (FSA),
                5.125%, 7/1/30                                                              1,554,585
        1,000   Puerto Rico General Obligation, (FSA),
                Variable Rate, 7/1/27(2)(3)                                                 1,206,470
          250   Southeast Delco Area School District, (MBIA),
                0.00%, 2/1/24                                                                  88,570
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,847,709
-----------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.2%

  $     1,000   Dauphin County General Authority, (Pinnacle Health
                System), (MBIA), 5.50%, 5/15/27                                       $     1,053,620
          500   Delaware County Authority, (Catholic Health East),
                (AMBAC), 4.875%, 11/15/26                                                     503,805
        1,500   Lehigh County General Purpose Authority,
                (Lehigh Valley Health Network), (MBIA),
                5.25%, 7/1/29                                                               1,566,540
        3,000   Montgomery County HEFA, (Abington Memorial
                Hospital), (AMBAC), 5.00%, 6/1/28                                           3,046,260
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,170,225
-----------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.1%

  $     1,000   Pittsburgh and Allegheny County Public Auditorium
                Authority, (AMBAC), 5.00%, 2/1/24                                     $     1,022,410
          595   Puerto Rico Infrastructure Financing Authority,
                (AMBAC), Variable Rate, 7/1/28(3)                                             633,627
-----------------------------------------------------------------------------------------------------
                                                                                      $     1,656,037
-----------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 15.3%

  $     1,000   Allegheny County Port Authority, (FGIC),
                5.00%, 3/1/29                                                         $     1,020,610
        3,100   Pennsylvania Turnpike Commision, Oil Franchise
                Tax, (AMBAC), 4.75%, 12/1/27                                                3,102,046
        1,005   Philadelphia Parking Authority, (AMBAC),
                5.25%, 2/15/29                                                              1,052,155
          800   Puerto Rico Highway and Transportation Authority,
                (MBIA), Variable Rate, 1/1/19(2)(3)                                         1,070,216
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,245,027
-----------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.5%

  $       500   Allegheny County Sanitation and Sewer Authority, (MBIA),
                5.00%, 12/1/19                                                        $       531,775
        1,000   Allegheny County Sanitation and Sewer Authority, (MBIA),
                5.50%, 12/1/24                                                              1,083,530
          500   Delaware County IDA, (Water Facilities), (FGIC), (AMT),
                6.00%, 6/1/29                                                                 557,450
        1,000   Philadelphia Water and Wastewater, (FGIC),
                5.00%, 11/1/31                                                              1,020,530
        3,000   Pittsburgh Water and Sewer Authority, (AMBAC),
                5.125%, 12/1/31                                                             3,094,500
-----------------------------------------------------------------------------------------------------
                                                                                      $     6,287,785
-----------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.4%

  $       600   Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26                $       568,728
-----------------------------------------------------------------------------------------------------
                                                                                      $       568,728
-----------------------------------------------------------------------------------------------------

NURSING HOME -- 2.2%

  $       500   Clarion County IDA, (Beverly Enterprises, Inc.),
                5.875%, 5/1/07                                                        $       489,615
          400   Cumberland County IDA, (Beverly Enterprises, Inc.),
                5.50%, 10/1/08                                                                389,008
-----------------------------------------------------------------------------------------------------
                                                                                      $       878,623
-----------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 8.4%

  $       600   Bucks County, IDA, (Pennswood),
                6.00%, 10/1/27                                                        $       616,776
          490   Cliff House Trust (AMT), 6.625%, 6/1/27                                       419,097
          500   Crawford County Hospital Authority, (Wesbury United
                Methodist Community), 6.25%, 8/15/29                                          483,030
          400   Delaware IDA, (Glen Riddle), (AMT),
                8.625%, 9/1/25                                                                419,304
          500   Lancaster County Hospital Authority, (Health Center),
                5.875%, 6/1/31                                                                512,500
          925   Montgomery County HEFA, (Faulkeways at Gwynedd),
                6.75%, 11/15/30                                                               963,193
-----------------------------------------------------------------------------------------------------
                                                                                      $     3,413,900
-----------------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.7%

  $     1,200   Delaware River Joint Toll Bridge Commission,
                5.00%, 7/1/28                                                         $     1,221,732
          340   Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09                        349,938
          500   Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16                       489,750
          250   Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31                             249,198
-----------------------------------------------------------------------------------------------------
                                                                                      $     2,310,618
-----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        VALUE
----------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 152.0%
  (IDENTIFIED COST $58,553,929)                                    $    61,840,145
----------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- 3.3%                             $     1,333,265
----------------------------------------------------------------------------------
AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (55.3)%                                            (22,503,509)
----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON
SHARES -- 100.0%                                                   $    40,669,901
----------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2003, 67.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.1% to 23.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 2003

                                                                CALIFORNIA TRUST        FLORIDA TRUST
-------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                             $      155,191,636    $       94,457,877
   Unrealized appreciation                                              9,882,748             5,037,413
-------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                          $      165,074,384    $       99,495,290
-------------------------------------------------------------------------------------------------------
Cash                                                           $        1,127,905    $          613,143
Receivable for investments sold                                             6,500                    --
Interest receivable                                                     2,626,156             1,222,655
Receivable for daily variation margin
on open financial futures contracts                                       222,812               125,937
Prepaid expenses                                                               --                    --
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                   $      169,057,757    $      101,457,025
-------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                        $            1,490    $            1,135
Accrued expenses                                                           61,942                50,407
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $           63,432    $           51,542
-------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
cumulative unpaid dividends                                    $       59,003,071    $       35,503,071
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $      109,991,254    $       65,902,412
-------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
shares authorized                                              $           71,773    $           42,437
Additional paid-in capital                                            106,399,317            63,044,886
Accumulated net realized loss (computed on the basis of
identified cost)                                                       (8,197,151)           (3,345,568)
Accumulated undistributed net investment income                         1,433,045               896,297
Net unrealized appreciation (computed on the basis of
identified cost)                                                       10,284,270             5,264,360
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                         $      109,991,254    $       65,902,412
-------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                               $            2,360    $            1,420
-------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                               $        7,177,287    $        4,243,709
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON SHARES
ISSUED AND OUTSTANDING                                         $            15.32    $            15.53
-------------------------------------------------------------------------------------------------------

                                                                  MASSACHUSETTS TRUST     MICHIGAN TRUST
-----------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                                 $       57,228,596    $       45,404,453
   Unrealized appreciation                                                  3,991,030             3,228,298
-----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                              $       61,219,626    $       48,632,751
-----------------------------------------------------------------------------------------------------------
Cash                                                               $           87,926    $           45,609
Receivable for investments sold                                                    --                    --
Interest receivable                                                         1,169,207               763,707
Receivable for daily variation margin
on open financial futures contracts                                           106,562                69,750
Prepaid expenses                                                                   --                 1,416
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       $       62,583,321    $       49,513,233
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                            $              296    $              351
Accrued expenses                                                               44,921                48,215
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                  $           45,217    $           48,566
-----------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
cumulative unpaid dividends                                        $       21,502,897    $       17,501,439
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                             $       41,035,207    $       31,963,228
-----------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
shares authorized                                                  $           26,678    $           20,973
Additional paid-in capital                                                 39,477,340            31,160,548
Accumulated net realized loss (computed on the basis of
identified cost)                                                           (3,234,851)           (2,970,897)
Accumulated undistributed net investment income                               583,005               421,148
Net unrealized appreciation (computed on the basis of
identified cost)                                                            4,183,035             3,331,456
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                             $       41,035,207    $       31,963,228
-----------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                   $              860    $              700
-----------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                                   $        2,667,846    $        2,097,294
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY COMMON SHARES
ISSUED AND OUTSTANDING                                             $            15.38    $            15.24
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          NEW JERSEY TRUST   NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                                        $     97,748,134   $  119,038,837   $   61,260,095   $       58,553,929
   Unrealized appreciation                                       8,504,991        9,932,803        2,970,515            3,286,216
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                     $    106,253,125   $  128,971,640   $   64,230,610   $       61,840,145
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                      $             --   $           --   $      177,002   $           58,706
Receivable for investments sold                                      5,000               --            5,000                   --
Interest receivable                                              2,273,074        2,215,368        1,367,146            1,241,667
Receivable for daily variation margin on open
financial futures contracts                                        155,000          101,719           72,656               82,344
Prepaid expenses                                                        --               --               --                1,420
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                              $    108,686,199   $  131,288,727   $   65,852,414   $       63,224,282
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for when-issued securities                        $        980,990   $           --   $           --   $               --
Due to bank                                                        153,167        1,970,082               --                   --
Payable to affiliate for Trustees' fees                              1,135            1,135              296                  351
Accrued expenses                                                    50,457           71,121           45,365               50,521
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                         $      1,185,749   $    2,042,338   $       45,661   $           50,872
---------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
cumulative unpaid dividends                               $     38,000,000   $   44,502,160   $   23,503,215   $       22,503,509
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $     69,500,450   $   84,744,229   $   42,303,538   $       40,669,901
---------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
shares authorized                                         $         45,739   $       53,603   $       28,080   $           26,746
Additional paid-in capital                                      67,887,176       79,543,024       41,707,481           39,732,133
Accumulated net realized loss (computed on the basis
of identified cost)                                             (8,160,878)      (6,013,082)      (3,097,606)          (3,197,359)
Accumulated undistributed net investment income                    944,142        1,066,685          579,928              673,776
Net unrealized appreciation (computed on the basis
of identified cost)                                              8,784,271       10,093,999        3,085,655            3,434,605
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                    $     69,500,450   $   84,744,229   $   42,303,538   $       40,669,901
---------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                          $          1,520   $        1,780   $          940   $              900
---------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                          $      4,573,950   $    5,360,320   $    2,808,002   $        2,674,582
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY
COMMON SHARES ISSUED AND OUTSTANDING                      $          15.19   $        15.81   $        15.07   $            15.21
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2003

                                                          CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                  $      9,669,442   $   5,821,091   $         3,633,982   $    2,898,631
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $      9,669,442   $   5,821,091   $         3,633,982   $    2,898,631
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $      1,169,695   $     700,053   $           429,013   $      341,202
Administration fee                                                 334,199         200,015               122,575           97,486
Trustees fees and expenses                                           9,073           6,507                 1,774            1,752
Legal and accounting services                                       36,706          32,326                30,614           33,902
Printing and postage                                                19,971          14,059                 7,985            9,077
Custodian fee                                                       70,045          53,291                31,414           28,697
Transfer and dividend disbursing agent                             106,938          66,803                42,965           39,292
Preferred shares remarketing agent fee                             147,500          88,750                53,750           43,749
Miscellaneous                                                       29,001          21,620                19,555           19,122
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $      1,923,128   $   1,183,424   $           739,645   $      614,279
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                           --           7,586                    --               --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                --           7,586                    --               --
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                            --       1,175,838                    --               --
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $      7,746,314   $   4,645,253   $         2,894,337   $    2,284,352
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $        339,944   $     547,567   $           384,587   $      (78,551)
   Financial futures contracts                                    (390,643)       (225,970)               90,692         (443,673)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                  $        (50,699)  $     321,597   $           475,279   $     (522,224)
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $      4,593,597   $   2,735,373   $         1,944,909   $    2,124,227
   Financial futures contracts                                     401,522         226,947               192,005           74,780
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $      4,995,119   $   2,962,320   $         2,136,914   $    2,199,007
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                          $      4,944,420   $   3,283,917   $         2,612,193   $    1,676,783
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                   $       (490,647)  $    (321,534)  $          (186,866)  $     (150,383)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $     12,200,087   $   7,607,636   $         5,319,664   $    3,810,752
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          NEW JERSEY TRUST   NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                  $      6,337,694   $    7,389,512   $    3,815,931   $        3,667,764
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $      6,337,694   $    7,389,512   $    3,815,931   $        3,667,764
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $        733,594   $      887,696   $      452,521   $          434,248
Administration fee                                                 209,598          253,627          129,292              124,071
Trustees fees and expenses                                           6,508            7,249            1,775                1,752
Legal and accounting services                                       32,450           35,169           30,378               34,382
Printing and postage                                                14,850            1,757            9,896               10,400
Custodian fee                                                       49,575           53,392           34,850               31,344
Transfer and dividend disbursing agent                              69,909           82,910           45,437               47,962
Preferred shares remarketing agent fee                              94,999          111,248           58,750               56,250
Miscellaneous                                                       21,159           23,024           18,975               19,646
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                            $      1,232,642   $    1,456,072   $      781,874   $          760,055
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                           --               --            7,036                   --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                --               --            7,036                   --
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                            --               --          774,838                   --
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $      5,105,052   $    5,933,440   $    3,041,093   $        2,907,709
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $       (495,939)  $    1,260,852   $      213,585   $          174,154
   Financial futures contracts                                      11,934           75,605           46,862             (128,463)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                  $       (484,005)  $    1,336,457   $      260,447   $           45,691
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $      5,228,343   $    3,501,171   $    2,165,897   $        2,162,968
   Financial futures contracts                                     279,280          161,196          115,140              148,389
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $      5,507,623   $    3,662,367   $    2,281,037   $        2,311,357
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                          $      5,023,618   $    4,998,824   $    2,541,484   $        2,357,048
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS                   $       (323,091)  $     (363,142)  $     (215,153)  $         (214,431)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $      9,805,579   $   10,569,122   $    5,367,424   $        5,050,326
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                         CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $      7,746,314   $   4,645,253   $         2,894,337   $    2,284,352
   Net realized gain (loss)                                        (50,699)        321,597               475,279         (522,224)
   Net change in unrealized appreciation (depreciation)          4,995,119       2,962,320             2,136,914        2,199,007
   Distributions to preferred shareholders                        (490,647)       (321,534)             (186,866)        (150,383)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $     12,200,087   $   7,607,636   $         5,319,664   $    3,810,752
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $     (6,911,900)  $  (4,215,934)  $        (2,579,286)  $   (2,053,986)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $     (6,911,900)  $  (4,215,934)  $        (2,579,286)  $   (2,053,986)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $             --   $     208,467   $           500,292   $      142,090
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
  TRANSACTIONS                                            $             --   $     208,467   $           500,292   $      142,090
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      5,288,187   $   3,600,169   $         3,240,670   $    1,898,856
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                      $    104,703,067   $  62,302,243   $        37,794,537   $   30,064,372
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    109,991,254   $  65,902,412   $        41,035,207   $   31,963,228
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                            $      1,433,045   $     896,297   $           583,005   $      421,148
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                         NEW JERSEY TRUST   NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $      5,105,052   $    5,933,440   $    3,041,093   $        2,907,709
   Net realized gain (loss)                                       (484,005)       1,336,457          260,447               45,691
   Net change in unrealized appreciation (depreciation)          5,507,623        3,662,367        2,281,037            2,311,357
   Distributions to preferred shareholders                        (323,091)        (363,142)        (215,153)            (214,431)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      9,805,579   $   10,569,122   $    5,367,424   $        5,050,326
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $     (4,638,616)  $   (5,495,212)  $   (2,796,900)  $       (2,517,299)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $     (4,638,616)  $   (5,495,212)  $   (2,796,900)  $       (2,517,299)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $        530,236   $       81,456   $      225,669   $          109,497
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
  TRANSACTIONS                                            $        530,236   $       81,456   $      225,669   $          109,497
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      5,697,199   $    5,155,366   $    2,796,193   $        2,642,524
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                      $     63,803,251   $   79,588,863   $   39,507,345   $       38,027,377
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $     69,500,450   $   84,744,229   $   42,303,538   $       40,669,901
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                            $        944,142   $    1,066,685   $      579,928   $          673,776
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                         CALIFORNIA TRUST   FLORIDA TRUST   MASSACHUSETTS TRUST   MICHIGAN TRUST
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $      7,652,045   $   4,665,322   $         2,785,362   $    2,263,571
   Net realized gain (loss)                                        146,938         325,679              (356,291)        (498,076)
   Net change in unrealized appreciation (depreciation)            986,040       1,182,245               914,229          269,559
   Distributions to preferred shareholders                        (786,832)       (497,248)             (277,880)        (235,098)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      7,998,191   $   5,675,998   $         3,065,420   $    1,799,956
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $     (6,684,158)  $  (4,032,486)  $        (2,449,469)  $   (1,988,080)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $     (6,684,158)  $  (4,032,486)  $        (2,449,469)  $   (1,988,080)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $        725,158   $      12,879   $           544,544   $       39,961
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $        725,158   $      12,879   $           544,544   $       39,961
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     $      2,039,191   $   1,656,391   $         1,160,495   $     (148,163)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                      $    102,663,876   $  60,645,852   $        36,634,042   $   30,212,535
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $    104,703,067   $  62,302,243   $        37,794,537   $   30,064,372
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $      1,171,261   $     797,521   $           465,203   $      351,524
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                         NEW JERSEY TRUST   NEW YORK TRUST     OHIO TRUST     PENNSYLVANIA TRUST
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $      4,950,137   $    5,943,478   $    3,081,803   $        2,823,050
   Net realized gain (loss)                                        148,253          705,674          211,803              (43,963)
   Net change in unrealized appreciation (depreciation)            590,372        2,288,681         (120,211)             129,353
   Distributions to preferred shareholders                        (473,418)        (548,692)        (304,430)            (296,919)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $      5,215,344   $    8,389,141   $    2,868,965   $        2,611,521
---------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
   From net investment income                             $     (4,398,246)  $   (5,246,581)  $   (2,655,587)  $       (2,364,612)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $     (4,398,246)  $   (5,246,581)  $   (2,655,587)  $       (2,364,612)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Reinvestment of distributions to common shareholders   $        749,009   $      788,135   $      222,185   $           57,015
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $        749,009   $      788,135   $      222,185   $           57,015
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $      1,566,107   $    3,930,695   $      435,563   $          303,924
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                      $     62,237,144   $   75,658,168   $   39,071,782   $       37,723,453
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $     63,803,251   $   79,588,863   $   39,507,345   $       38,027,377
---------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
IN NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                            $        807,095   $      995,775   $      557,879   $          511,028
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                 CALIFORNIA TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares) $     14.590   $     14.410   $     13.210   $     11.630   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.079   $      1.069   $      1.035   $      1.008   $      0.773
Net realized and unrealized gain (loss)                     0.682          0.155          1.120          1.576         (3.322)
Distribution to preferred shareholders                     (0.068)        (0.110)        (0.222)        (0.279)        (0.186)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      1.693   $      1.114   $      1.933   $      2.305   $     (2.735)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (0.963)  $     (0.934)  $     (0.733)  $     (0.725)  $     (0.510)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (0.963)  $     (0.934)  $     (0.733)  $     (0.725)  $     (0.510)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                           $         --   $         --   $         --   $         --   $     (0.040)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.085)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)       $     15.320   $     14.590   $     14.410   $     13.210   $     11.630
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)          $     14.950   $     13.660   $     14.320   $     11.688   $     11.438
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             17.06%          1.84%         29.65%          8.79%        (20.70)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                 CALIFORNIA TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of
year (000's omitted)                                 $    109,991   $    104,703   $    102,664   $     94,049   $     82,333
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                           1.78%          1.82%          1.83%          1.99%          1.66%(6)
   Net expenses after custodian fee reduction(5)             1.78%          1.80%          1.76%          1.92%          1.60%(6)
   Net investment income(5)                                  7.17%          7.44%          7.32%          8.43%          6.83%(6)
Portfolio Turnover                                              9%            11%            47%            29%           146%

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                                           1.85%(6)
   Expenses after custodian fee reduction(5)                                                                             1.79%(6)
   Net investment income(5)                                                                                              6.64%(6)
   Net investment income per share                                                                               $      0.752
-----------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses                                              1.15%          1.16%          1.15%          1.17%          1.06%(6)
   Net expenses after custodian fee reduction                1.15%          1.15%          1.11%          1.13%          1.02%(6)
   Net investment income                                     4.64%          4.73%          4.62%          4.97%          4.37%(6)

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
   Expenses                                                                                                              1.18%(6)
   Expenses after custodian fee reduction                                                                                1.14%(6)
   Net investment income                                                                                                 4.25%(6)
-----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                       2,360          2,360          2,360          2,360          2,360
   Asset coverage per preferred share(7)             $     71,608   $     69,366   $     68,507   $     64,862   $     59,892
   Involuntary liquidation preference per preferred
   share(8)                                          $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
   Approximate market value per preferred share(8)   $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
-----------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44% and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                   FLORIDA TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares) $     14.730   $     14.340   $     13.070   $     11.770   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.096   $      1.103   $      1.056   $      1.028   $      0.779
Net realized and unrealized gain (loss)                     0.775          0.358          1.162          1.318         (3.180)
Distribution to preferred shareholders                     (0.076)        (0.118)        (0.243)        (0.338)        (0.200)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      1.795   $      1.343   $      1.975   $      2.008   $     (2.601)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (0.995)  $     (0.953)  $     (0.705)  $     (0.708)  $     (0.502)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (0.995)  $     (0.953)  $     (0.705)  $     (0.708)  $     (0.502)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED
TO PAID-IN CAPITAL                                   $         --   $         --   $         --   $         --   $     (0.042)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.085)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)       $     15.530   $     14.730   $     14.340   $     13.070   $     11.770
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)          $     15.455   $     14.400   $     13.380   $     10.500   $     10.438
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             14.67%         15.18%         34.91%          7.20%        (27.62)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                   FLORIDA TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of
year (000's omitted)                                 $     65,902   $     62,302   $     60,646   $     55,296   $     49,715
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                           1.83%          1.87%          1.90%          1.99%          1.74%(6)
   Net expenses after custodian fee reduction(5)             1.82%          1.86%          1.82%          1.91%          1.68%(6)
   Net investment income(5)                                  7.20%          7.61%          7.46%          8.59%          6.89%(6)
Portfolio Turnover                                             15%            14%            24%            20%           101%

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                            2.07%          1.88%(6)
   Expenses after custodian fee reduction(5)                                                              1.99%          1.82%(6)
   Net investment income(5)                                                                               8.51%          6.75%(6)
   Net investment income per share                                                                $      1.018   $      0.763
-----------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses                                              1.18%          1.18%          1.19%          1.16%          1.11%(6)
   Net expenses after custodian fee reduction                1.18%          1.18%          1.14%          1.12%          1.07%(6)
   Net investment income                                     4.64%          4.82%          4.68%          5.05%          4.39%(6)

+ The expenses of the Trust may reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
   Expenses                                                                                               1.20%          1.20%(6)
   Expenses after custodian fee reduction                                                                 1.16%          1.16%(6)
   Net investment income                                                                                  5.01%          4.30%(6)
-----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                       1,420          1,420          1,420          1,420          1,420
   Asset coverage per preferred share(7)             $     71,412   $     68,878   $     67,695   $     63,944   $     60,023
   Involuntary liquidation preference per
   preferred share(8)                                $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
   Approximate market value per preferred share(8)   $     25,000   $     25,000   $     25,000   $     25,000   $     25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%. Per share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                MASSACHUSETTS TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares) $     14.350   $     14.110   $     12.530   $     11.470   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.091   $      1.065   $      1.044   $      1.008   $      0.779
Net realized and unrealized gain (loss)                     0.982          0.218          1.486          1.058         (3.479)
Distribution to preferred shareholders                     (0.070)        (0.106)        (0.227)        (0.286)        (0.192)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      2.003   $      1.177   $      2.303   $      1.780   $     (2.892)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (0.973)  $     (0.937)  $     (0.723)  $     (0.720)  $     (0.510)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (0.973)  $     (0.937)  $     (0.723)  $     (0.720)  $     (0.510)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED
TO PAID-IN CAPITAL                                   $         --   $         --   $         --   $         --   $     (0.043)

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.085)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)       $     15.380   $     14.350   $     14.110   $     12.530   $     11.470
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)          $     15.400   $     15.510   $     14.370   $     10.813   $     11.438
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                              5.91%         15.16%         40.54%          0.69%        (20.68)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                MASSACHUSETTS TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of
year (000's omitted)                                 $     41,035   $     37,795   $     36,634   $     32,501   $     29,458
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                           1.86%          1.97%          1.97%          2.17%          1.98%(6)
   Net expenses after custodian fee reduction(5)             1.86%          1.94%          1.88%          2.09%          1.91%(6)
   Net investment income(5)                                  7.27%          7.55%          7.60%          8.80%          6.93%(6)
Portfolio Turnover                                             26%             7%            13%            32%           111%

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                                           2.01%(6)
   Expenses after custodian fee reduction(5)                                                                             1.94%(6)
   Net investment income(5)                                                                                              6.90%(6)
   Net investment income per share                                                                               $      0.776
-----------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets solely to common shares.
The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses                                              1.21%          1.24%          1.23%          1.26%          1.26%(6)
   Net expenses after custodian fee reduction                1.21%          1.22%          1.17%          1.21%          1.21%(6)
   Net investment income                                     4.72%          4.77%          4.74%          5.10%          4.41%(6)

+ The expenses of the Trust may reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
   Expenses                                                                                                              1.28%(6)
   Expenses after custodian fee reduction                                                                                1.23%(6)
   Net investment income                                                                                                 4.39%(6)
-----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                         860            860            860            860            860
   Asset coverage per preferred share(7)             $     72,719   $     68,951   $     67,602   $     62,797   $     59,256
   Involuntary liquidation preference per
   preferred share(8)                                $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
   Approximate market value per preferred share(8)   $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
-----------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  MICHIGAN TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares) $     14.400   $     14.490   $     13.060   $     11.840   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.092   $      1.085   $      1.045   $      0.996   $      0.771
Net realized and unrealized gain (loss)                     0.802         (0.109)         1.317          1.250         (3.111)
Distribution to preferred shareholders                     (0.072)        (0.113)        (0.242)        (0.321)        (0.191)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      1.822   $      0.863   $      2.120   $      1.925   $     (2.531)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (0.982)  $     (0.953)  $     (0.690)  $     (0.705)  $     (0.500)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (0.982)  $     (0.953)  $     (0.690)  $     (0.705)  $     (0.500)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                           $         --   $         --   $         --   $         --   $     (0.044)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.085)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)       $     15.240   $     14.400   $     14.490   $     13.060   $     11.840
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)          $     15.635   $     13.940   $     13.000   $     10.438   $     10.875
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             19.82%         14.72%         31.69%          2.30%        (24.66)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  MICHIGAN TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of
year (000's omitted)                                 $     31,963   $     30,064   $     30,213   $     27,233   $     24,691
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                           1.97%          2.00%          1.99%          2.18%          1.78%(6)
   Net expenses after custodian fee reduction(5)             1.97%          1.99%          1.90%          2.09%          1.71%(6)
   Net investment income(5)                                  7.31%          7.54%          7.36%          8.34%          6.77%(6)
Portfolio Turnover                                              8%            13%            33%            18%            90%

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                            2.21%          2.06%(6)
   Expenses after custodian fee reduction(5)                                                              2.12%          1.99%(6)
   Net investment income(5)                                                                               8.31%          6.49%(6)
   Net investment income per share                                                                $      0.992   $      0.738
-----------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses                                              1.26%          1.27%          1.25%          1.27%          1.14%(6)
   Net expenses after custodian fee reduction                1.26%          1.26%          1.19%          1.22%          1.09%(6)
   Net investment income                                     4.69%          4.76%          4.63%          4.90%          4.33%(6)

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
   Expenses                                                                                               1.29%          1.32%(6)
   Expenses after custodian fee reduction                                                                 1.24%          1.27%(6)
   Net investment income                                                                                  4.88%          4.15%(6)
-----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                         700            700            700            700            700
   Asset coverage per preferred share(7)             $     70,664   $     67,952   $     68,163   $     63,906   $     60,283
   Involuntary liquidation preference per
   preferred share(8)                                $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
   Approximate market value per preferred share(8)   $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
-----------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                 NEW JERSEY TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period
(Common shares)                                      $     14.060   $     13.880   $     12.680   $     11.720   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.120   $      1.098   $      1.057   $      1.012   $      0.778
Net realized and unrealized gain (loss)                     1.099          0.163          1.089          0.977         (3.235)
Distribution to preferred shareholders                     (0.071)        (0.105)        (0.234)        (0.324)        (0.195)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      2.148   $      1.156   $      1.912   $      1.665   $     (2.652)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (1.018)  $     (0.976)  $     (0.712)  $     (0.705)  $     (0.500)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (1.018)  $     (0.976)  $     (0.712)  $     (0.705)  $     (0.500)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED
TO PAID-IN CAPITAL                                   $         --   $         --   $         --   $         --   $     (0.042)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.086)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD (COMMON SHARES)     $     15.190   $     14.060   $     13.880   $     12.680   $     11.720
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF PERIOD (COMMON SHARES)        $     15.415   $     14.400   $     13.340   $     10.750   $     10.875
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             14.75%         15.70%         31.34%          5.28%        (24.64)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                 NEW JERSEY TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of
period (000's omitted)                               $     69,500   $     63,803   $     62,237   $     56,883   $     52,490
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                           1.84%          1.89%          1.95%          2.08%          1.67%(6)
   Net expenses after custodian fee reduction(5)             1.84%          1.88%          1.90%          2.00%          1.61%(6)
   Net investment income(5)                                  7.64%          7.80%          7.64%          8.64%          6.83%(6)
Portfolio Turnover                                             28%            25%            35%            54%           114%

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                                           1.85%(6)
   Expenses after custodian fee reduction(5)                                                                             1.79%(6)
   Net investment income(5)                                                                                              6.65%(6)
Net investment income per share                                                                                  $      0.757
-----------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses                                              1.18%          1.19%          1.21%          1.21%          1.07%(6)
   Net expenses after custodian fee reduction                1.18%          1.18%          1.18%          1.16%          1.03%(6)
   Net investment income                                     4.87%          4.88%          4.74%          5.01%          4.35%(6)

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
   Expenses                                                                                                              1.18%(6)
   Expenses after custodian fee reduction                                                                                1.14%(6)
   Net investment income                                                                                                 4.24%(6)
-----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                       1,520          1,520          1,520          1,520          1,520
   Asset coverage per preferred share(7)             $     70,724   $     66,976   $     65,951   $     62,434   $     59,538
   Involuntary liquidation preference per
   preferred share(8)                                $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
   Approximate market value per preferred share(8)   $     25,000   $     25,000   $     25,000   $     25,000   $     25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distibutions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by substracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  NEW YORK TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares) $     14.860   $     14.280   $     13.020   $     11.800   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.108   $      1.114   $      1.057   $      1.002   $      0.781
Net realized and unrealized gain (loss)                     0.936          0.553          1.150          1.239         (3.153)
Distribution to preferred shareholders                     (0.068)        (0.103)        (0.220)        (0.301)        (0.191)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      1.976   $      1.564   $      1.987   $      1.940   $     (2.563)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (1.026)  $     (0.984)  $     (0.727)  $     (0.720)  $     (0.510)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (1.026)  $     (0.984)  $     (0.727)  $     (0.720)  $     (0.510)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                           $         --   $         --   $         --   $         --   $     (0.041)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.086)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)       $     15.810   $     14.860   $     14.280   $     13.020   $     11.800
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)          $     15.460   $     13.990   $     14.050   $     10.750   $     10.813
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             18.34%          6.56%         38.30%          5.90%        (25.00)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                  NEW YORK TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of
year (000's omitted)                                 $     84,744   $     79,589   $     75,658   $     69,023   $     62,327
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                           1.77%          1.86%          1.88%          2.03%          1.65%(6)
   Net expenses after custodian fee reduction(5)             1.77%          1.86%          1.86%          1.95%          1.59%(6)
   Net investment income(5)                                  7.21%          7.64%          7.45%          8.33%          6.86%(6)
Portfolio Turnover                                             19%             8%            21%            36%           139%

+ The expenses of the Trust may reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                                           1.86%(6)
   Expenses after custodian fee reduction(5)                                                                             1.80%(6)
   Net investment income(5)                                                                                              6.65%(6)
Net investment income per share                                                                                  $      0.757
-----------------------------------------------------------------------------------------------------------------------------

++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
   Net expenses                                              1.15%          1.18%          1.19%          1.20%          1.05%(6)
   Net expenses after custodian fee reduction                1.15%          1.18%          1.17%          1.15%          1.01%(6)
   Net investment income                                     4.68%          4.84%          4.68%          4.91%          4.38%(6)
-----------------------------------------------------------------------------------------------------------------------------

+ The expenses of the Trust may reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average total net assets):
   Expenses                                                                                                              1.18%(6)
   Expenses after custodian fee reduction                                                                                1.14%(6)
   Net investment income                                                                                                 4.25%(6)
-----------------------------------------------------------------------------------------------------------------------------
Senior Securities:
   Total preferred shares outstanding                       1,780          1,780          1,780          1,780          1,780
   Asset coverage per preferred share(7)             $     72,603   $     69,714   $     67,506   $     63,777   $     60,026
   Involuntary liquidation preference per
   preferred share(8)                                $     25,000   $     25,000   $     25,000   $     25,000   $     25,000
   Approximate market value per preferred share(8)   $     25,000   $     25,000   $     25,000   $     25,000   $     25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                    OHIO TRUST
                                                     ------------------------------------------------------------------------
                                                                               YEAR ENDED NOVEMBER 30,
                                                     ------------------------------------------------------------------------
                                                        2003(1)      2002(1)(2)       2001(1)        2000(1)      1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares) $     14.150   $     14.070   $     12.820   $     11.910   $     15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $      1.083   $      1.107   $      1.068   $      1.028   $      0.772
Net realized and unrealized gain (loss)                     0.913          0.036          1.134          0.930         (3.035)
Distribution to preferred shareholders                     (0.077)        (0.109)        (0.242)        (0.335)        (0.197)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $      1.919   $      1.034   $      1.960   $      1.623   $     (2.460)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                           $     (0.999)  $     (0.954)  $     (0.710)  $     (0.713)  $     (0.502)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS           $     (0.999)  $     (0.954)  $     (0.710)  $     (0.713)  $     (0.502)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS
CHARGED TO PAID-IN CAPITAL                           $         --   $         --   $         --   $         --   $     (0.043)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS              $         --   $         --   $         --   $         --   $     (0.085)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)       $     15.070   $     14.150   $     14.070   $     12.820   $     11.910
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)          $     15.715   $     14.730   $     13.620   $     11.375   $     11.250
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                             14.12%         15.59%         26.39%          7.55%        (22.06)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                                OHIO TRUST
                                                                      --------------------------------------------------------------
                                                                                            YEAR ENDED NOVEMBER 30,
                                                                      --------------------------------------------------------------
                                                                      2003(1)     2002(1)(2)    2001(1)     2000(1)    1999(1)(3)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's omitted)   $  42,304   $   39,507    $  39,072   $ 35,613   $  33,049
Ratios (As a percentage of average net assets applicable to common shares):
   Net expenses(5)                                                         1.90%        1.96%        1.99%      2.08%       1.84%(6)
   Net expenses after custodian fee reduction(5)                           1.88%        1.87%        1.90%      2.01%       1.77%(6)
   Net investment income(5)                                                7.37%        7.84%        7.69%      8.56%       6.74%(6)
Portfolio Turnover                                                           23%           8%          26%        26%        136%

+    The expenses of the Trust may reflect a reduction of the
     investment adviser fee. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
   Expenses(5)                                                                                                  2.16%       1.96%(6)
   Expenses after custodian fee reduction(5)                                                                    2.09%       1.89%(6)
   Net investment income(5)                                                                                     8.48%       6.62%(6)
   Net investment income per share                                                                          $  1.018   $   0.758

++   The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets,
     including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
   Net expenses                                                            1.21%        1.23%        1.24%      1.22%       1.17%(6)
   Net expenses after custodian fee reduction                              1.20%        1.17%        1.18%      1.18%       1.13%(6)
   Net investment income                                                   4.69%        4.91%        4.78%      5.02%       4.31%(6)

+    The expenses of the Trust may reflect a reduction of the
     investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
   Expenses                                                                                                    1.26%        1.25%(6)
   Expenses after custodian fee reduction                                                                      1.22%        1.21%(6)
   Net investment income                                                                                       4.98%        4.23%(6)

Senior Securities:
   Total preferred shares outstanding                                       940          940          940        940         940
   Asset coverage per preferred share(7)                              $  70,007    $  67,032    $  66,569   $ 62,895   $  60,158
   Involuntary liquidation preference per preferred share(8)          $  25,000    $  25,000    $  25,000   $ 25,000   $  25,000
   Approximate market value per preferred share(8)                    $  25,000    $  25,000    $  25,000   $ 25,000   $  25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Selected data for a common share outstanding during the periods stated

                                                                                   PENNSYLVANIA TRUST
                                                          -------------------------------------------------------------------
                                                                                  YEAR ENDED NOVEMBER 30,
                                                          -------------------------------------------------------------------
                                                          2003(1)       2002(1)(2)    2001(1)       2000(1)       1999(1)(3)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)      $    14.260   $    14.160   $    12.960   $    11.840   $    15.000
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $     1.089   $     1.059   $     1.015   $     1.013   $     0.780
Net realized and unrealized gain (loss)                         0.884         0.039         1.107         1.147        (3.108)
Distribution to preferred shareholders                         (0.080)       (0.111)       (0.244)       (0.332)       (0.201)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $     1.893   $     0.987   $     1.878   $     1.828   $    (2.529)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                $    (0.943)  $    (0.887)  $    (0.678)  $    (0.708)  $    (0.502)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                $    (0.943)  $    (0.887)  $    (0.678)  $    (0.708)  $    (0.502)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED AND COMMON SHARES OFFERING COSTS CHARGED
TO PAID-IN CAPITAL                                        $        --   $        --   $        --   $        --   $    (0.043)
-----------------------------------------------------------------------------------------------------------------------------

PREFERRED SHARES UNDERWRITING DISCOUNTS                   $        --   $        --   $        --   $        --   $    (0.086)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)            $    15.210   $    14.260   $    14.160   $    12.960   $    11.840
-----------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)               $    15.980   $    13.960   $    12.750   $    10.625   $    10.750
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                 22.05%        16.77%        26.88%         5.29%       (25.50)%
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                          PENNSYLVANIA TRUST
                                                  --------------------------------------------------------------------------
                                                                         YEAR ENDED NOVEMBER 30,
                                                  --------------------------------------------------------------------------
                                                     2003(1)        2002(1)(2)     2001(1)        2000(1)        1999(1)(3)
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares,
end of year (000's omitted)                          $    40,670    $    38,027    $    37,723    $    34,514    $    31,543
Ratios (As a percentage of average net assets
applicable to common shares):
   Net expenses(5)                                          1.92%          1.95%          1.97%          1.95%          1.77%(6)
   Net expenses after custodian fee reduction(5)            1.92%          1.95%          1.94%          1.86%          1.70%(6)
   Net investment income(5)                                 7.35%          7.48%          7.26%          8.46%          6.85%(6)
Portfolio Turnover                                             6%            20%            34%            19%            79%

+    The expenses of the Trust may reflect a
     reduction of the investment adviser fee.
     Had such action not been taken, the ratios
     and net investment income per share would
     have been as follows:
Ratios (As a percentage of average net assets
applicable to common shares):
   Expenses(5)                                                                                           2.14%          1.98%(6)
   Expenses after custodian fee reduction(5)                                                             2.05%          1.91%(6)
   Net investment income(5)                                                                              8.27%          6.64%(6)
   Net investment income per share                                                                $     0.990    $     0.756

++   The ratios reported above are based on net
     assets applicable solely to common shares.
     The ratios based on net assets, including
     amounts related to preferred shares, are as
     follows:
Ratios (As a percentage of average total net
assets):
   Net expenses                                             1.23%          1.22%          1.23%          1.14%          1.13%(6)
   Net expenses after custodian fee reduction               1.23%          1.22%          1.20%          1.09%          1.08%(6)
   Net investment income                                    4.69%          4.68%          4.53%          4.96%          4.37%(6)

+    The expenses of the Trust may reflect a
     reduction of the investment adviser fee.
     Had such action not been taken, the ratios
     would have been as follows:
Ratios (As a percentage of average total net
assets):
   Expenses                                                                                              1.25%          1.26%(6)
   Expenses after custodian fee reduction                                                                1.20%          1.21%(6)
   Net investment income                                                                                 4.85%          4.24%(6)

Senior Securities:
   Total preferred shares outstanding                        900            900            900            900             900
   Asset coverage per preferred share(7)             $    70,193    $    67,257    $    66,920    $    63,357     $    60,050
   Involuntary liquidation preference per
   preferred share(8)                                $    25,000    $    25,000    $    25,000    $    25,000     $    25,000
   Approximate market value per preferred share(8)   $    25,000    $    25,000    $    25,000    $    25,000     $    25,000

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) For the period from the start of business, January 29, 1999, to November 30, 1999.

(4) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(6)  Annualized.

(7) Calculated by subtracting the Trust's total liabilites (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to achieve current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

   The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

   C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   D FEDERAL TAXES -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2003, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

   FUND                                   AMOUNT            EXPIRES
   -----------------------------------------------------------------------------
   California                             $   2,239,451     November 30, 2008
                                              5,832,093     November 30, 2007

   Florida                                      160,909     November 30, 2009
                                              1,777,536     November 30, 2008
                                              1,207,714     November 30, 2007

   Massachusetts                                343,176     November 30, 2010
                                                 39,627     November 30, 2009
                                              1,739,252     November 30, 2008
                                                950,140     November 30, 2007

   Michigan                                     443,883     November 30, 2011
                                                475,985     November 30, 2010
                                                165,469     November 30, 2009
                                                624,509     November 30, 2008
                                              1,193,621     November 30, 2007

   New Jersey                                   177,350     November 30, 2011
                                                262,308     November 30, 2009
                                              3,178,038     November 30, 2008
                                              4,271,328     November 30, 2007

   New York                                      70,059     November 30, 2009
                                              1,920,646     November 30, 2008
                                              3,885,856     November 30, 2007

   Ohio                                         850,745     November 30, 2009
                                                643,577     November 30, 2008
                                              1,531,618     November 30, 2007

   Pennsylvania                                  41,331     November 30, 2010
                                                844,973     November 30, 2009
                                                807,118     November 30, 2008
                                              1,395,577     November 30, 2007

   In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Trust maintains with IBT. All significant credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2  AUCTION PREFERRED SHARES (APS)

   Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

   Auction Preferred Shares issued and outstanding as of November 30, 2003 and dividend rate ranges for the year ended November 30, 2003 are as indicated below:

                            PREFERRED SHARES        DIVIDENDS RATE
   TRUST                 ISSUED AND OUTSTANDING         RANGES
   ---------------------------------------------------------------
   California                     2,360              0.40% - 1.25%
   Florida                        1,420              0.10% - 1.45%
   Massachusetts                    860              0.47% - 1.50%
   Michigan                         700              0.40% - 1.50%
   New Jersey                     1,520              0.40% - 1.20%
   New York                       1,780              0.40% - 1.25%
   Ohio                             940              0.59% - 1.50%
   Pennsylvania                     900              0.50% - 1.65%

   The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  DISTRIBUTIONS TO SHAREHOLDERS

   Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for Auction Preferred Shares on November 30, 2003 are listed below. For the year ended November 30, 2003, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                             DIVIDENDS PAID
                                              TO PREFERRED       AVERAGE APS
                               APS            SHAREHOLDERS      DIVIDEND RATES
                          DIVIDEND RATES        FOR THE            FOR THE
                               AS OF            YEAR ENDED         YEAR ENDED
                           NOVEMBER 30,       NOVEMBER 30,       NOVEMBER 30,
   TRUST                       2003               2003               2003
   ---------------------------------------------------------------------------
   California                  0.95%           $  490,647            0.83%
   Florida                     1.05%              321,534            0.91%
   Massachusetts               0.82%              186,866            0.87%
   Michigan                    1.00%              150,383            0.87%
   New Jersey                  0.95%              323,091            0.85%
   New York                    0.59%              363,142            0.82%
   Ohio                        1.00%              215,153            0.92%
   Pennsylvania                0.95%              214,431            0.95%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the method for amortizing premiums.

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the year ended November 30, 2003, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $1,169,695, $700,053, $429,013, $341,202,
   $733,594, $887,696, $452,521, and $434,248, for California Trust, Florida
   Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the year ended November 30, 2003, the administrative fee amounted to $334,199, $200,015, $122,575,
   $97,486, $209,598, $253,627, $129,292, and $124,071, for California Trust,
   Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

   Trustees of the Trusts that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2003, no significant amounts have been deferred.

   Certain officers and one Trustee of each Trust are officers of the above organization.

5  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the year ended November 30, 2003 were as follows:

   CALIFORNIA TRUST

   Purchases                                 $   14,210,935
   Sales                                         16,456,306

   FLORIDA TRUST

   Purchases                                 $   14,693,721
   Sales                                         14,958,569

   MASSACHUSETTS TRUST

   Purchases                                 $   16,213,262
   Sales                                         15,407,759

   MICHIGAN TRUST

   Purchases                                 $    3,852,336
   Sales                                          4,002,894

   NEW JERSEY TRUST

   Purchases                                 $   31,872,452
   Sales                                         29,273,893

   NEW YORK TRUST

   Purchases                                 $   26,408,002
   Sales                                         24,222,058

   OHIO TRUST

   Purchases                                 $   14,626,781
   Sales                                         15,322,315

   PENNSYLVANIA TRUST

   Purchases                                 $    3,869,260
   Sales                                          3,741,118

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at November 30, 2003, as computed for Federal income tax purposes, were as follows:

   CALIFORNIA TRUST

   AGGREGATE COST                            $  154,915,721
   --------------------------------------------------------

   Gross unrealized appreciation             $   10,388,100
   Gross unrealized depreciation                   (229,437)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $   10,158,663
   --------------------------------------------------------

   FLORIDA TRUST

   AGGREGATE COST                            $   94,430,338
   --------------------------------------------------------
   Gross unrealized appreciation             $    5,855,856
   Gross unrealized depreciation                   (790,904)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    5,064,952
   --------------------------------------------------------

   MASSACHUSETTS TRUST

   AGGREGATE COST                            $   57,199,247
   --------------------------------------------------------
   Gross unrealized appreciation             $    4,323,349
   Gross unrealized depreciation                   (302,970)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    4,020,379
   --------------------------------------------------------

   MICHIGAN TRUST

   AGGREGATE COST                            $   45,368,725
   --------------------------------------------------------
   Gross unrealized appreciation             $    3,535,604
   Gross unrealized depreciation                   (271,578)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    3,264,026
   --------------------------------------------------------

   NEW JERSEY TRUST

   AGGREGATE COST                            $   97,740,708
   --------------------------------------------------------
   Gross unrealized appreciation             $    8,775,589
   Gross unrealized depreciation                   (263,172)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    8,512,417
   --------------------------------------------------------

   NEW YORK TRUST

   AGGREGATE COST                            $  119,014,162
   --------------------------------------------------------
   Gross unrealized appreciation             $   11,061,879
   Gross unrealized depreciation                 (1,104,401)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    9,957,478
   --------------------------------------------------------

   OHIO TRUST

   AGGREGATE COST                            $   61,216,621
   --------------------------------------------------------
   Gross unrealized appreciation             $    3,996,523
   Gross unrealized depreciation                   (982,534)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    3,013,989
   --------------------------------------------------------

   PENNSYLVANIA TRUST

   AGGREGATE COST                            $   58,513,900
   --------------------------------------------------------
   Gross unrealized appreciation             $    4,040,164
   Gross unrealized depreciation                   (713,919)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION               $    3,326,245
   --------------------------------------------------------

7  SHARES OF BENEFICIAL INTEREST

   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                                      CALIFORNIA TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                       2003           2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                              --           52,243
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                        --           52,243
   ---------------------------------------------------------------------------------------

                                                                        FLORIDA TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                       2003           2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                              13,428          926
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                        13,428          926
   ---------------------------------------------------------------------------------------

                                                                     MASSACHUSETTS TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                       2003           2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                              33,291       37,713
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                        33,291       37,713
   ---------------------------------------------------------------------------------------

                                                                        MICHIGAN TRUST
                                                                   -----------------------
                                                                          YEAR ENDED
                                                                         NOVEMBER 30,
                                                                   -----------------------
                                                                        2003          2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                               9,339        2,758
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                         9,339        2,758
   ---------------------------------------------------------------------------------------

                                                                      NEW JERSEY TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                       2003           2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                              36,133       53,105
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                        36,133       53,105
   ---------------------------------------------------------------------------------------

                                                                       NEW YORK TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                        2003          2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                               5,262       55,136
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                         5,262       55,136
   ---------------------------------------------------------------------------------------

                                                                         OHIO TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                       2003           2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                              15,227       15,351
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                        15,227       15,351
   ---------------------------------------------------------------------------------------

                                                                     PENNSYLVANIA TRUST
                                                                   -----------------------
                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                   -----------------------
                                                                        2003          2002
   ---------------------------------------------------------------------------------------
   Shares issued pursuant to the Trust's dividend reinvestment
     plan                                                               7,289        4,050
   ---------------------------------------------------------------------------------------
   NET INCREASE                                                         7,289        4,050
   ---------------------------------------------------------------------------------------

8  FINANCIAL INSTRUMENTS

   Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at November 30, 2003 is as follows:

                    EXPIRATION                                      NET UNREALIZED
   TRUST            DATE        CONTRACTS                POSITION    APPRECIATION
   -------------------------------------------------------------------------------
   California       3/04        230 U.S. Treasury Bond   Short       $   401,522
   Florida          3/04        130 U.S. Treasury Bond   Short       $   226,947
   Massachusetts    3/04        110 U.S. Treasury Bond   Short       $   192,005
   Michigan         3/04        72 U.S. Treasury Bond    Short       $   103,158
   New Jersey       3/04        160 U.S. Treasury Bond   Short       $   279,280
   New York         3/04        105 U.S. Treasury Bond   Short       $   161,196
   Ohio             3/04        75 U.S. Treasury Bond    Short       $   115,140
   Pennsylvania     3/04        85 U.S. Treasury Bond    Short       $   148,389

   At November 30, 2003, the Trust had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPAL INCOME TRUSTS AS OF NOVEMBER 30, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUNICIPAL INCOME TRUSTS AND SHAREHOLDERS OF EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST, EATON VANCE FLORIDA MUNICIPAL INCOME TRUST, EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST, EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST, EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST, EATON VANCE NEW YORK MUNICIPAL INCOME TRUST, EATON VANCE OHIO MUNICIPAL INCOME TRUST, AND EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (the Trusts), (constituting the Eaton Vance Municipal Income Trusts) as of November 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the four year period ended November 30, 2003 and for the period from the start of business, January 29, 1999, to November 30, 1999. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of November 30, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 14, 2004

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

   This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.


                                ------------------------------------------------
                                Please print exact name on account

                                ------------------------------------------------
                                Shareholder signature             Date

                                ------------------------------------------------
                                Shareholder signature             Date

                                Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                          Eaton Vance Municipal Income Trusts
                          c/o PFPC Inc.
                          P.O. Box 43027
                          Providence, RI 02940-3027
                          800-331-1710

NUMBER OF EMPLOYEES
Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS
As of November 30, 2003 our records indicate that there are 64, 49, 60, 39, 67, 64, 57 and 62 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 3,100, 2,100, 1,400, 1,200, 2,400, 2,700, 1,700 and 1,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

                            Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                            255 State Street
                            Boston, MA 02109
                            1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust         CEV
Florida Trust            FEV
Massachusetts Trust      MMV
Michigan Trust           EMI
New Jersey Trust         EVJ
New York Trust           EVY
Ohio Trust               EVO
Pennsylvania Trust       EVP

EATON VANCE MUNICIPAL INCOME TRUSTS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance California Municipal Income Trust
(CEV), Eaton Vance Florida Municipal Income Trust (FEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO), and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts' affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trusts' principal underwriter and a wholly-owned subsidiary of EVM.

                                         TERM OF                                   NUMBER OF PORTFOLIOS
                        POSITION(S)     OFFICE AND                                   IN FUND COMPLEX
   NAME AND              WITH THE        LENGTH OF     PRINCIPAL OCCUPATION(S)         OVERSEEN BY
 DATE OF BIRTH            TRUSTS          SERVICE      DURING PAST FIVE YEARS           TRUSTEE (1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee      Until 2006.  Chairman, President and               193                Director of National
11/28/59                               3 years.     Chief Executive Officer of                               Financial Partners
                                       Trustee      National Financial Partners
                                       since 1998.  (financial services
                                                    company) (since April
                                                    1999). President and Chief
                                                    Operating Officer of John
                                                    A. Levin & Co. (registered
                                                    investment adviser) (July
                                                    1997 to April 1999) and a
                                                    Director of Baker, Fentress
                                                    & Company which owns John
                                                    A. Levin & Co. (July 1997
                                                    to April 1999).
                                                    Ms. Bibliowicz is an
                                                    interested person because of
                                                    her affiliation with a
                                                    brokerage firm.

James B. Hawkes        Vice President  Until 2004.  Chairman, President and               195                  Director of EVC
11/9/41                  and Trustee   3 years.     Chief Executive Officer of
                                       Trustee      BMR, EVC, EVM and EV;
                                       since 1998.  Director of EV; Vice
                                                    President and Director of
                                                    EVD. Trustee and/or officer
                                                    of 195 registered
                                                    investment companies in the
                                                    Eaton Vance Fund Complex.
                                                    Mr. Hawkes is an interested
                                                    person because of his
                                                    positions with BMR, EVM,
                                                    EVC and EV, which are
                                                    affiliates of the Trusts.

NONINTERESTED
TRUSTEE(S)

Samuel L. Hayes, III       Trustee     Until 2004.  Jacob H. Schiff Professor             195              Director of Tiffany & Co.
2/23/35                                3 years.     of Investment Banking                                  (specialty retailer) and
                                       Trustee      Emeritus, Harvard                                            Telect, Inc.
                                       since 1998.  University Graduate School                           (telecommunication services
                                                    of Business Administration.                                    company)

William H. Park            Trustee     Until 2005.  President and Chief                   192                        None
9/19/47                                3 years.     Executive Officer, Prizm
                                       Trustee      Capital Management, LLC
                                       since 2003.  (investment management
                                                    firm) (since 2002).
                                                    Executive Vice President
                                                    and Chief Financial
                                                    Officer, United Asset
                                                    Management Corporation (a
                                                    holding company owning
                                                    institutional investment
                                                    management firms)
                                                    (1982-2001).

Ronald A. Pearlman         Trustee     Until 2006.  Professor of Law,                     192                        None
7/10/40                                3 years.     Georgetown University Law
                                       Trustee      Center (since 1999). Tax
                                       since 2003.  Partner Covington &
                                                    Burling, Washington, DC
                                                    (1991-2000).

                          TERM OF                                                  NUMBER OF PORTFOLIOS
                        POSITION(S)     OFFICE AND                                   IN FUND COMPLEX
   NAME AND              WITH THE        LENGTH OF     PRINCIPAL OCCUPATION(S)         OVERSEEN BY
 DATE OF BIRTH            TRUSTS          SERVICE      DURING PAST FIVE YEARS           TRUSTEE (1)        OTHER DIRECTORSHIPS HELD
-------------------------------------- ---------------------------------------------------------------------------------------------
NONINTERESTED
TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee     Until 2005.  President and Chief                   195                        None
9/21/35                                3 years.     Executive Officer of Asset
                                       Trustee      Management Finance Corp. (a
                                       since 1998.  specialty finance company
                                                    serving the investment
                                                    management industry) (since
                                                    October 2003). President,
                                                    Unicorn Corporation (an
                                                    investment and financial
                                                    advisory services company)
                                                    (since September 2000).
                                                    Formerly, Chairman,
                                                    Hellman, Jordan Management
                                                    Co., Inc. (an investment
                                                    management company)
                                                    (2000-2003). Formerly,
                                                    Advisory Director of
                                                    Berkshire Capital
                                                    Corporation (investment
                                                    banking firm) (2002-2003).
                                                    Formerly, Chairman of the
                                                    Board, United Asset
                                                    Management Corporation (a
                                                    holding company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds (mutual
                                                    funds) (1980-2000).

Lynn A. Stout              Trustee     Until 2005.  Professor of Law,                     195                        None
9/14/57                                3 years.     University of California at
                                       Trustee      Los Angeles School of Law
                                       since 1998.  (since July 2001).
                                                    Formerly, Professor of Law,
                                                    Georgetown University Law
                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                    TERM OF
                               POSITION(S)         OFFICE AND
     NAME AND                   WITH THE            LENGTH OF                    PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                 TRUSTS              SERVICE                      DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Thomas J. Fetter                President           Since 1998     Vice President of EVM and BMR. Trustee and President of The
8/20/43                                                            Massachusetts Health & Education Tax-Exempt Trust. Officer
                                                                   of 127 registered investment companies managed by EVM or
                                                                   BMR.

William H. Ahern, Jr.     Vice President of EMI     Since 1998     Vice President of EVM and BMR. Officer of 35 registered
7/28/59                                                            investment companies managed by EVM or BMR.

Cynthia J. Clemson        Vice President of CEV,    Since 1998     Vice President of EVM and BMR. Officer of 20 registered
3/2/63                         FEV and EVP                         investment companies managed by EVM or BMR.

Robert B. MacIntosh           Vice President        Since 1998     Vice President of EVM and BMR. Officer of 127 registered
1/22/57                                                            investment companies managed by EVM or BMR.

Alan R. Dynner                   Secretary          Since 1998     Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                           EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor                Treasurer          Since 1998     Vice President of BMR, EVM and EVD. Officer of 116
4/1/45                                                             registered investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

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

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

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

   INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUSTS
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                                 P.O. Box 43027
                           Providence, RI 02940-3027
                                 (800) 331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                       EATON VANCE MUNICIPAL INCOME TRUSTS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

147-1/04                                                            CE-MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST


By:     /s/ Thomas J. Fetter
       ---------------------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ---------------------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:     /s/ Thomas J. Fetter
       ---------------------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE OHIO MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       ---------------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing since the registrant invests exclusively in non-voting securities.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 13, 2004
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 13, 2004
       ----------------